United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-8042
(Investment Company Act File Number)

Federated Hermes Insurance Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-12-31

Date of Reporting Period: Six months ended 2026-06-30

Item 1.	Reports to Stockholders

Federated Hermes Government Money Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Government Money Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$31	0.63%

Key Fund Statistics

  Net Assets$73,657,025
  Number of Investments81

Fund Holdings

Top Security Types (% of Net Assets)

Repurchase Agreements
53.7%
U.S. Treasury Securities
27.5%
U.S. Government Agency Securities
18.8%

Table Summary
Value	Value
U.S. Government Agency Securities	18.8%
U.S. Treasury Securities	27.5%
Repurchase Agreements	53.7%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	7.9%
91-180 Days	12.0%
31-90 Days	6.5%
8-30 Days	3.5%
1-7 Days	70.1%

Semi-Annual Shareholder Report

Federated Hermes Government Money Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916504

G00433-05-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Fund for U.S. Government Securities II

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Fund for U.S. Government Securities II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes Fund for U.S. Government Securities II	$39	0.78%

Key Fund Statistics

  Net Assets$66,652,945
  Number of Investments168
  Portfolio Turnover0%
  Portfolio Turnover (excluding purchases and sales from dollar-roll transactions)0%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	1.0%
Non-Agency Mortgage-Backed Securities	2.4%
Cash Equivalents	3.0%
U.S. Government Agency Commericial Mortgage-Backed Securities	4.9%
U.S. Government Agency Securities	11.2%
U.S. Treasury Securities	14.0%
U.S. Government Agency Mortgage-Backed Securities	62.9%

Semi-Annual Shareholder Report

Federated Hermes Fund for U.S. Government Securities II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916207

G00433-01-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Primary Shares	$40	0.81%

Key Fund Statistics

  Net Assets$74,434,476
  Number of Investments400
  Portfolio Turnover14%

Fund Holdings

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Automotive	3.4%
Health Care	3.6%
Packaging	3.7%
Gaming	4.2%
Cable Satellite	4.4%
Building Materials	4.5%
Chemicals	4.8%
Midstream	4.8%
Insurance - P&C	9.0%
Technology	15.7%

Semi-Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916306

G00433-02-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes High Income Bond Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes High Income Bond Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$53	1.06%

Key Fund Statistics

  Net Assets$74,434,476
  Number of Investments400
  Portfolio Turnover14%

Fund Holdings

Top Index Classifications (% of Net Assets)

Table Summary
Value	Value
Automotive	3.4%
Health Care	3.6%
Packaging	3.7%
Gaming	4.2%
Cable Satellite	4.4%
Building Materials	4.5%
Chemicals	4.8%
Midstream	4.8%
Insurance - P&C	9.0%
Technology	15.7%

Semi-Annual Shareholder Report

Federated Hermes High Income Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916843

G00433-02-B (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Primary Shares	$82	1.54%

Key Fund Statistics

  Net Assets$112,479,722
  Number of Investments140
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Real Estate	1.9%
Utilities	2.0%
Materials	2.4%
Communication Services	2.7%
Consumer Staples	2.8%
Financials	3.3%
Consumer Discretionary	6.5%
Health Care	23.2%
Information Technology	26.3%
Industrials	28.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916827

27619-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Kaufmann Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Kaufmann Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$96	1.79%

Key Fund Statistics

  Net Assets$112,479,722
  Number of Investments140
  Portfolio Turnover21%

Fund Holdings

Top Sectors (% of Net Assets)

Table Summary
Value	Value
Energy	0.5%
Real Estate	1.9%
Utilities	2.0%
Materials	2.4%
Communication Services	2.7%
Consumer Staples	2.8%
Financials	3.3%
Consumer Discretionary	6.5%
Health Care	23.2%
Information Technology	26.3%
Industrials	28.2%

Semi-Annual Shareholder Report

Federated Hermes Kaufmann Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916777

27619-B (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Primary Shares	$49	0.95%

Key Fund Statistics

  Net Assets$182,679,840
  Number of Investments712
  Portfolio Turnover37%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Domestic Fixed-Income Securities
47.6%
Domestic Equity Securities
40.6%
Project and Trade Finance Core Fund
3.9%
Cash Equivalents
3.9%
International Equity Securities
2.7%
Federated Hermes High Income Bond Fund II, Class P
1.6%
Emerging Markets Core Fund
1.0%
Foreign Governments/Agencies
0.2%
Bank Loan Core Fund
0.2%
Purchased Put Options
0.1%

Table Summary
Value	Value
Purchased Put Options	0.1%
Bank Loan Core Fund	0.2%
Foreign Governments/Agencies	0.2%
Emerging Markets Core Fund	1.0%
Federated Hermes High Income Bond Fund II, Class P	1.6%
International Equity Securities	2.7%
Cash Equivalents	3.9%
Project and Trade Finance Core Fund	3.9%
Domestic Equity Securities	40.6%
Domestic Fixed-Income Securities	47.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	3.4%
Utilities	3.5%
Real Estate	3.7%
Communication Services	4.0%
Energy	4.9%
Consumer Staples	7.2%
Consumer Discretionary	10.4%
Industrials	13.0%
Health Care	13.2%
Information Technology	17.8%
Financials	18.9%

Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916108

G00433-03-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Managed Volatility Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Managed Volatility Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$62	1.20%

Key Fund Statistics

  Net Assets$182,679,840
  Number of Investments712
  Portfolio Turnover37%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference1

Table Summary
Value	Value
Purchased Put Options	0.1%
Bank Loan Core Fund	0.2%
Foreign Governments/Agencies	0.2%
Emerging Markets Core Fund	1.0%
Federated Hermes High Income Bond Fund II, Class P	1.6%
International Equity Securities	2.7%
Cash Equivalents	3.9%
Project and Trade Finance Core Fund	3.9%
Domestic Equity Securities	40.6%
Domestic Fixed-Income Securities	47.6%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Top Sectors - Equity (% of Equity Securities)

Table Summary
Value	Value
Materials	3.4%
Utilities	3.5%
Real Estate	3.7%
Communication Services	4.0%
Energy	4.9%
Consumer Staples	7.2%
Consumer Discretionary	10.4%
Industrials	13.0%
Health Care	13.2%
Information Technology	17.8%
Financials	18.9%

Semi-Annual Shareholder Report

Federated Hermes Managed Volatility Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916744

G00433-03-B (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Primary Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Primary Shares	$37	0.74%

Key Fund Statistics

  Net Assets$127,735,955
  Number of Investments398
  Portfolio Turnover15%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Repurchase Agreements	0.7%
Securities Lending Collateral	3.6%
Corporate Bonds	98.2%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916884

G02590-01-A (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Quality Bond Fund II

Service Shares

Semi-Annual Shareholder Report - June 30, 2026

A Portfolio of Federated Hermes Insurance Series

This semi-annual shareholder report contains important information about the Federated Hermes Quality Bond Fund II (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Service Shares	$49	0.99%

Key Fund Statistics

  Net Assets$127,735,955
  Number of Investments398
  Portfolio Turnover15%

Fund Holdings

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Mortgage-Backed Securities	0.0%Footnote Reference*
Repurchase Agreements	0.7%
Securities Lending Collateral	3.6%
Corporate Bonds	98.2%
Footnote	Description
Footnote*	Represents less than 0.1%.

Semi-Annual Shareholder Report

Federated Hermes Quality Bond Fund II

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 313916785

G02590-01-B (08/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Share Class	Service

Federated Hermes Government Money Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—53.7%
$10,000,000		Interest in $250,000,000 joint repurchase agreement 3.66%, dated 6/30/2026 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,025,417 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/1/2056 and the market value of those underlying securities was $255,354,843.	$10,000,000
500,000		Interest in $800,000,000 joint repurchase agreement 3.64%, dated 6/5/2026 under which Bank of Montreal will repurchase securities provided as collateral for $802,507,556 on 7/6/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2056 and the market value of those underlying securities was $818,145,173.	500,000
1,000,000		Interest in $700,000,000 joint repurchase agreement 3.64%, dated 6/10/2026 under which Bank of Montreal will repurchase securities provided as collateral for $702,123,333 on 7/10/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2056 and the market value of those underlying securities was $715,516,061.	1,000,000
7,744,000		Interest in $500,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,050,694 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 12/1/2055 and the market value of those underlying securities was $510,051,714.	7,744,000
500,000		Interest in $700,000,000 joint repurchase agreement 3.66%, dated 6/22/2026 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $702,135,000 on 7/22/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2056 and the market value of those underlying securities was $714,653,311.	500,000
500,000		Interest in $875,000,000 joint repurchase agreement 3.68%, dated 6/30/2026 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $877,772,778 on 7/31/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/20/2056 and the market value of those underlying securities was $892,591,234.	500,000
300,000		Interest in $1,475,000,000 joint repurchase agreement 3.71%, dated 3/26/2026 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,503,121,285 on 9/28/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2053 and the market value of those underlying securities was $1,533,183,718.	300,000
1,500,000		Interest in $5,000,000,000 joint repurchase agreement 3.66%, dated 6/9/2026 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $5,017,791,667 on 7/14/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 10/15/2029 and the market value of those underlying securities was $5,100,000,105.	1,500,000
500,000		Interest in $1,800,000,000 joint repurchase agreement 3.64%, dated 6/18/2026 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,807,644,000 on 7/30/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2074 and the market value of those underlying securities was $1,840,163,146.	500,000
3,000,000		Interest in $5,000,000,000 joint repurchase agreement 3.64%, dated 5/21/2026 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $5,034,883,333 on 7/29/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2062 and the market value of those underlying securities was $5,135,890,427.	3,000,000
1,000,000		Interest in $1,000,000,000 joint repurchase agreement 3.67%, dated 4/27/2026 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $1,006,626,389 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/25/2056 and the market value of those underlying securities was $1,035,214,322.	1,000,000
3,000,000		Interest in $5,000,000,000 joint repurchase agreement 3.67%, dated 4/30/2026 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $5,046,384,722 on 7/31/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2056 and the market value of those underlying securities was $5,147,312,441.	3,000,000
10,000,000		Interest in $4,355,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,355,441,549 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/26/2060 and the market value of those underlying securities was $4,486,104,795.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	39,544,000
		GOVERNMENT AGENCIES—18.8%
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.665% (SOFR +0.045%), 7/1/2026	100,000
685,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.700% (SOFR +0.080%), 7/1/2026	684,959
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.705% (SOFR +0.085%), 7/1/2026	150,000
375,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.710% (SOFR +0.090%), 7/1/2026	375,000
650,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.715% (SOFR +0.095%), 7/1/2026	650,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.720% (SOFR +0.100%), 7/1/2026	100,000
Semi-Annual Financial Statements and Additional Information
1

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$ 250,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.725% (SOFR +0.105%), 7/1/2026	$ 250,000
325,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.730% (SOFR +0.110%), 7/1/2026	325,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.735% (SOFR +0.115%), 7/1/2026	200,000
200,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.740% (SOFR +0.120%), 7/1/2026	200,000
450,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.750% (SOFR +0.130%), 7/1/2026	450,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.755% (SOFR +0.135%), 7/1/2026	100,000
150,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.760% (SOFR +0.140%), 7/1/2026	150,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.765% (SOFR +0.145%), 7/1/2026	100,000
100,000	[1]	Federal Farm Credit System Floating Rate Notes, 3.770% (SOFR +0.150%), 7/1/2026	100,000
1,950,000	[2]	Federal Home Loan Bank System Discount Notes, 3.509% - 3.630%, 8/7/2026 - 12/11/2026	1,933,242
500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.660% (SOFR +0.040%), 7/1/2026	500,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.670% (SOFR +0.050%), 7/1/2026	200,000
250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.695% (SOFR +0.075%), 7/1/2026	250,000
150,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.700% (SOFR +0.080%), 7/1/2026	150,000
50,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.710% (SOFR +0.090%), 7/1/2026	50,000
150,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.740% (SOFR +0.120%), 7/1/2026	150,000
100,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.755% (SOFR +0.135%), 7/1/2026	100,000
200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.765% (SOFR +0.145%), 7/1/2026	200,000
150,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 3.800% (SOFR +0.180%), 7/1/2026	150,000
4,416,667		Federal Home Loan Bank System, 3.500% - 3.990%, 10/23/2026 - 6/17/2027	4,416,667
200,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.715% (SOFR +0.095%), 7/1/2026	200,000
250,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.750% (SOFR +0.130%), 7/1/2026	250,000
150,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 3.760% (SOFR +0.140%), 7/1/2026	150,000
400,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.700% (SOFR +0.080%), 7/1/2026	400,000
150,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.705% (SOFR +0.085%), 7/1/2026	150,000
200,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.710% (SOFR +0.090%), 7/1/2026	200,000
300,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.760% (SOFR +0.140%), 7/1/2026	300,000
150,000	[1]	Federal National Mortgage Association Floating Rate Notes, 3.880% (SOFR +0.260%), 7/1/2026	150,228
		TOTAL GOVERNMENT AGENCIES	13,835,096
		U.S. TREASURIES—27.5%
	[2]	U.S. Treasury Bills—20.3%
650,000		United States Treasury Bills, 3.380% - 3.840%, 12/24/2026	638,360
500,000		United States Treasury Bills, 3.390%, 1/21/2027	490,395
1,100,000		United States Treasury Bills, 3.460% - 3.470%, 11/27/2026	1,084,233
500,000		United States Treasury Bills, 3.500%, 8/20/2026	497,569
1,100,000		United States Treasury Bills, 3.525%, 7/30/2026	1,096,877
750,000		United States Treasury Bills, 3.540%, 10/1/2026	743,215
2,100,000		United States Treasury Bills, 3.590% - 3.615%, 7/7/2026	2,098,739
1,100,000		United States Treasury Bills, 3.590%, 9/22/2026	1,090,895
250,000		United States Treasury Bills, 3.595% - 3.656%, 3/18/2027	243,465
750,000		United States Treasury Bills, 3.610%, 7/21/2026	748,496
600,000		United States Treasury Bills, 3.615%, 9/15/2026	595,421
750,000		United States Treasury Bills, 3.630%, 9/29/2026	743,194
1,000,000		United States Treasury Bills, 3.635%, 10/6/2026	990,206
600,000		United States Treasury Bills, 3.640%, 9/10/2026	595,693
350,000		United States Treasury Bills, 3.650%, 5/13/2027	338,786
1,500,000		United States Treasury Bills, 3.665%, 10/13/2026	1,484,118
400,000		United States Treasury Bills, 3.665%, 12/3/2026	393,688
400,000		United States Treasury Bills, 3.750%, 6/10/2027	385,667
700,000		United States Treasury Bills, 3.925%, 7/9/2026	699,389
		TOTAL	14,958,406
Semi-Annual Financial Statements and Additional Information
2

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Notes—7.2%
$ 1,000,000	[1]	United States Treasury Floating Rate Notes, 3.873% (91-day T-Bill +0.098%), 7/7/2026	$ 999,952
1,000,000	[1]	United States Treasury Floating Rate Notes, 3.935% (91-day T-Bill +0.160%), 7/7/2026	1,000,074
500,000	[1]	United States Treasury Floating Rate Notes, 3.980% (91-day T-Bill +0.205%), 7/7/2026	500,102
200,000		United States Treasury Notes, 0.625%, 7/31/2026	199,466
200,000		United States Treasury Notes, 1.125%, 10/31/2026	198,308
100,000		United States Treasury Notes, 1.250%, 12/31/2026	98,857
450,000		United States Treasury Notes, 1.500% - 4.125%, 1/31/2027	447,757
300,000		United States Treasury Notes, 2.625% - 3.875%, 5/31/2027	299,095
150,000		United States Treasury Notes, 3.500%, 9/30/2026	149,934
200,000		United States Treasury Notes, 3.750%, 8/31/2026	199,876
200,000		United States Treasury Notes, 3.750%, 6/30/2027	199,600
200,000		United States Treasury Notes, 3.875%, 3/31/2027	200,449
100,000		United States Treasury Notes, 4.125%, 2/15/2027	100,346
350,000		United States Treasury Notes, 4.250%, 11/30/2026	350,961
350,000		United States Treasury Notes, 4.625%, 9/15/2026	350,629
		TOTAL	5,295,406
		TOTAL U.S. TREASURIES	20,253,812
		TOTAL INVESTMENT IN SECURITIES—100.0% (AT AMORTIZED COST)[3]	73,632,908
		OTHER ASSETS AND LIABILITIES - NET—0.0%[4]	24,117
		NET ASSETS—100%	$73,657,025

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Discount rate(s) at time of purchase.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of June 30, 2026, all investments of the Fund are valued at amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym(s) are used throughout this portfolio:
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
3

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)[1]	0.015	0.037	0.046	0.044	0.011	0.000[2]
Net realized gain (loss)	—	0.000[2]	0.000[2]	—	0.001	(0.000)[2]
Total From Investment Operations	0.015	0.037	0.046	0.044	0.012	0.000[2]
Less Distributions:
Distributions from net investment income	(0.015)	(0.037)	(0.046)	(0.044)	(0.012)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.54%	3.73%	4.67%	4.52%	1.16%	0.00%[4]
Ratios to Average Net Assets:
Net expenses[5]	0.63%[6]	0.63%	0.66%	0.63%	0.48%	0.07%
Net investment income	3.09%[6]	3.67%	4.58%	4.43%	1.14%	0.00%[4]
Expense waiver/reimbursement[7]	0.05%[6]	0.08%	0.07%	0.08%	0.24%	0.66%
Supplemental Data:
Net assets, end of period (000 omitted)	$73,657	$74,905	$80,180	$80,914	$80,514	$81,245

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
4

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in repurchase agreements	$39,544,000
Investment in securities	34,088,908
Total investment in securities, at amortized cost and fair value	73,632,908
Income receivable	157,409
Receivable for shares sold	13,752
Prepaid expenses	16,082
Total Assets	73,820,151
Liabilities:
Payable for shares redeemed	89,075
Payable to bank	532
Payable for investment adviser fee (Note 4)	203
Payable for administrative fee (Note 4)	155
Payable for custodian fees	6,546
Payable for legal fees	6,564
Payable for portfolio accounting fees	32,526
Payable for other service fees (Notes 2 and 4)	15,211
Payable for printing and postage	9,739
Accrued expenses (Note 4)	2,575
Total Liabilities	163,126
Net assets for 73,657,431 shares outstanding	$73,657,025
Net Assets Consist of:
Paid-in capital	$73,656,980
Total distributable earnings (loss)	45
Net Assets	$73,657,025
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Service Shares:
$73,657,025 ÷ 73,657,431 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
5

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Interest	$1,351,415
Expenses:
Investment adviser fee (Note 4)	54,414
Administrative fee (Note 4)	29,072
Custodian fees	6,656
Transfer agent fees	2,132
Directors’/Trustees’ fees (Note 4)	844
Auditing fees	13,860
Legal fees	5,495
Portfolio accounting fees	33,898
Other service fees (Notes 2 and 4)	89,950
Printing and postage	7,230
Miscellaneous (Note 4)	2,778
TOTAL EXPENSES	246,329
Waiver of investment adviser fee (Note 4)	(16,752)
Net expenses	229,577
Net investment income	1,121,838
Change in net assets resulting from operations	$1,121,838
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,121,838	$2,832,578
Net realized gain (loss)	—	1,062
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,121,838	2,833,640
Distributions to Shareholders:
Service Shares	(1,122,867)	(2,832,948)
Share Transactions:
Proceeds from sale of shares	12,016,132	18,149,054
Net asset value of shares issued to shareholders in payment of distributions declared	1,122,866	2,832,944
Cost of shares redeemed	(14,385,875)	(26,257,546)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,246,877)	(5,275,548)
Change in net assets	(1,247,906)	(5,274,856)
Net Assets:
Beginning of period	74,904,931	80,179,787
End of period	$73,657,025	$74,904,931
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Government Money Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Service Shares. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; and (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. The amortized cost method of valuation generally prescribes that an investment is valued at its acquisition cost as adjusted daily for amortization of premium or accretion of discount to the specified redemption value on the nearest call, demand or maturity date, as appropriate. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated Federated Investment Management Company (the “Adviser”) as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its valuation committee (“Valuation Committee”), is responsible for determining the fair value of investments. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value of securities and oversees the comparison of amortized cost to market-based value. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Financial Statements and Additional Information
8

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver of $16,752 is disclosed in Note 4.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$89,950
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2026	Year Ended 12/31/2025
Shares sold	12,016,132	18,149,054
Shares issued to shareholders in payment of distributions declared	1,122,866	2,832,944
Shares redeemed	(14,385,875)	(26,257,546)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(1,246,877)	(5,275,548)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.15% of the Fund’s average daily net assets. Prior to September 1, 2024, the Fund’s gross investment advisory fee was 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2026, the Adviser voluntarily waived $16,752 of its fee.
Semi-Annual Financial Statements and Additional Information
9

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.63% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
6. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
10

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Government Money Fund II (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. In addition, the Board noted that the Fund is a money market mutual fund that operates in accordance with the limitations set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended. In this connection, the Board considered the expertise of the Adviser in managing money market funds, its extensive experience with the requirements of Rule 2a-7 and its commitment to managing the Fund in accordance with these requirements. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year period ended December 31, 2025. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction of 5 basis points for the Fund, effective August 15, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems
Semi-Annual Financial Statements and Additional Information
14

capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
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Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Government Money Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916504
G00433-05 (8/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Share Class	Primary	Service

Federated Hermes High Income Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.5%
	Aerospace/Defense—1.7%
$ 50,000	TransDigm, Inc., 144A, 6.250%, 1/31/2034	$ 51,061
375,000	TransDigm, Inc., 1st Priority Sr. Secd. Note, 144A, 6.625%, 3/1/2032	385,077
425,000	TransDigm, Inc., Sr. Secd. Note, 144A, 6.875%, 12/15/2030	437,059
200,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.375%, 5/31/2033	202,037
125,000	TransDigm, Inc., Sr. Sub. Note, 144A, 6.750%, 1/31/2034	128,303
100,000	TransDigm, Inc., Sr. Sub., 144A, 6.125%, 7/31/2034	99,996
	TOTAL	1,303,533
	Airlines—0.1%
75,000	United Airlines Holdings, Inc., Sr. Unsecd. Note, 5.375%, 3/1/2031	74,555
	Automotive—3.4%
150,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 7.500%, 2/15/2033	154,825
100,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 4/15/2031	104,599
50,000	Clarios Global LP, Sr. Secd. Note, 144A, 6.750%, 2/15/2030	51,550
475,000	Clarios Global LP, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2032	485,415
75,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.125%, 4/15/2031	75,184
200,000	Cyprium Corp. / Cyprium Holdings, Sr. Unsecd. Note, 144A, 6.375%, 4/15/2034	200,100
283,250	Dexko Global, Inc., Sr. Unsecd. Note, 144A, 7.500%, 4/15/2032	233,964
25,000	Dorman Products, Inc., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2034	25,319
350,000	Forvia SE, Sr. Unsecd. Note, 144A, 6.750%, 9/15/2033	350,071
375,000	IHO Verwaltungs GmbH, 144A, 8.000%, 11/15/2032	390,908
200,000	IHO Verwaltungs GmbH, Secured Note, 144A, 7.375%, 5/15/2033	208,071
275,000	JB Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 8.750%, 12/15/2031	283,078
	TOTAL	2,563,084
	Building Materials—4.5%
175,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	172,195
25,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2029	23,845
50,000	Core & Main LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2034	50,287
250,000	CP Atlas Buyer, Inc., 144A, 9.750%, 7/15/2030	240,286
50,000	Installed Building Products, Inc., Sr. Unsecd. Note, 144A, 5.625%, 2/1/2034	49,755
250,000	Masterbrand, Inc., 144A, 7.000%, 7/15/2032	253,585
300,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, Sr. Secd. Note, 144A, 6.750%, 4/1/2032	297,606
25,000	MIWD Holdco II LLC/MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	23,554
300,000	Patrick Industries, Inc., Co. Guarantee, 144A, 6.375%, 11/1/2032	299,057
275,000	Queen MergerCo, Inc., Sr. Secd. Note, 144A, 6.750%, 4/30/2032	284,126
200,000	Quikrete Holdings, Inc., Sr. Secd. Note, 144A, 6.375%, 3/1/2032	204,331
100,000	Quikrete Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2033	101,988
225,000	QXO Building Products, Sr. Unsecd. Note, 144A, 6.875%, 7/15/2034	231,114
175,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	157,619
250,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/1/2033	248,482
175,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 6.500%, 8/15/2032	176,171
275,000	TopBuild Corp., Sr. Unsecd. Note, 144A, 5.625%, 1/31/2034	278,699
250,000	White Cap Supply Holdings LLC, Sr. Unsecd. Note, 144A, 7.375%, 11/15/2030	253,714
	TOTAL	3,346,414
	Cable Satellite—4.4%
125,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	112,671
100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2034	84,751
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	195,387
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	$ 664,070
225,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	222,297
200,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	195,758
175,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 7.000%, 2/1/2033	171,765
200,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	118,328
150,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	146,149
200,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	188,374
125,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	124,777
125,000	Sirius XM Radio LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/15/2032	123,613
375,000	Sunrise FinCo I B.V., Sr. Note, 144A, 4.875%, 7/15/2031	354,818
50,000	Telenet Finance Luxembourg, Sr. Secd. Note, 144A, 5.500%, 3/1/2028	48,884
200,000	Virgin Media Secured Finance PLC, Sr. Secd. Note, 144A, 4.500%, 8/15/2030	169,994
200,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	164,519
250,000	VZ Secured Financing B.V., Sr. Secd. Note, 144A, 5.000%, 1/15/2032	219,046
	TOTAL	3,305,201
	Chemicals—4.8%
150,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	139,672
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	149,638
150,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V., Sr. Unsecd. Note, 144A, 7.250%, 2/15/2031	156,003
200,000	Bond US Bidco 1/2/3/G1/2, Secured Note, 144A, 7.125%, 6/15/2033	202,065
25,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.500%, 4/15/2030	25,495
350,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 6.750%, 4/15/2033	356,731
125,000	Celanese US Holdings LLC, Sr. Unsecd. Note, 7.000%, 2/15/2031	128,746
150,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	146,457
175,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	172,306
53,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	53,143
200,000	Inversion Escrow Issuer LLC, Secured Note, 144A, 6.750%, 8/1/2032	195,560
325,000	Maxam Prill S.a.r.l., Sr. Secd. Note, 144A, 7.750%, 7/15/2030	335,042
375,000	Olympus Water US Holding Corp., Secured Note, 144A, 7.250%, 2/15/2033	371,146
275,000	Olympus Water US Holding Corp., Sr. Secd. Note, 144A, 4.250%, 10/1/2028	266,915
75,000	Qnity Electronics, Inc., Sr. Unsecd. Note, 144A, 6.250%, 8/15/2033	76,401
200,000	SNF Group SACA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	186,313
150,000	Solstice Advanced Materials, Inc., Sr. Unsecd. Note, 144A, 5.625%, 9/30/2033	149,145
25,000	WR Grace Holdings LLC, Secured Note, 144A, 7.000%, 8/1/2033	24,365
225,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 6.625%, 8/15/2032	218,396
75,000	WR Grace Holdings LLC, Sr. Secd. Note, 144A, 7.375%, 3/1/2031	75,362
125,000	WR Grace Holdings LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	117,587
	TOTAL	3,546,488
	Construction Machinery—0.8%
50,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/15/2034	49,719
125,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.000%, 6/15/2030	129,531
100,000	Herc Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2033	104,326
175,000	United Rentals North America, Inc., Sr. Unsecd. Note, 3.750%, 1/15/2032	162,365
75,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	71,760
50,000	United Rentals North America, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2033	49,285
	TOTAL	566,986
	Consumer Cyclical Services—2.9%
75,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 6.875%, 6/15/2030	77,121
300,000	Allied Universal Holdco LLC, Sr. Secd. Note, 144A, 7.875%, 2/15/2031	313,776
200,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	199,253
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 125,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	$ 124,073
50,000	Garda World Security Corp., Sr. Secd. Note, 144A, 6.500%, 1/15/2031	50,730
50,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	49,293
650,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 8.375%, 11/15/2032	665,616
450,000	Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	423,818
75,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	76,557
150,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 6.750%, 6/15/2032	153,405
	TOTAL	2,133,642
	Consumer Products—2.6%
75,000	Acushnet Co., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2033	74,791
608,780	Beach Acquisition Bidco, Sr. Unsecd. Note, 144A, 10.750%, 7/15/2033	691,565
275,000	Champ Acquisition Corp., Sr. Secd. Note, 144A, 8.375%, 12/1/2031	288,444
350,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	339,053
75,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	74,448
200,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.000%, 9/15/2033	192,681
50,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.250%, 7/15/2034	50,000
225,000	Whirlpool Corp., Sr. Unsecd. Note, 6.500%, 6/15/2033	195,318
	TOTAL	1,906,300
	Diversified Manufacturing—1.5%
25,000	ADI Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 7.125%, 7/15/2034	25,520
375,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Secd. Note, 144A, 6.625%, 12/15/2030	383,844
375,000	Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	384,010
50,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2034	49,587
75,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2033	77,005
175,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.625%, 3/15/2032	180,549
	TOTAL	1,100,515
	Environmental—0.2%
150,000	Clean Harbors, Inc., Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	151,116
	Finance Companies—1.5%
500,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2030	493,441
25,000	CrossCountry Intermediate HoldCo LLC, Sr. Unsecd. Note, 144A, 6.750%, 12/1/2032	24,160
200,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/1/2033	203,643
50,000	Rocket Cos., Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	51,346
100,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	96,254
125,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	117,025
150,000	Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 4.000%, 10/15/2033	135,089
	TOTAL	1,120,958
	Food & Beverage—2.4%
300,000	Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	300,172
450,000	Froneri Lux Finco S.a.r.l., Sr. Secd. Note, 144A, 6.000%, 8/1/2032	441,579
275,000	Industrial F&B Investments III, Inc., 144A, 7.750%, 2/11/2033	280,446
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 8/1/2029	121,395
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	122,773
125,000	Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 6.125%, 9/15/2032	126,685
150,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	146,546
250,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	246,915
25,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 5.750%, 4/15/2033	25,048
	TOTAL	1,811,559
	Gaming—4.2%
125,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	124,637
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 100,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	$ 96,613
500,000	Caesars Entertainment, Inc., 144A, 6.000%, 10/15/2032	453,465
50,000	Caesars Entertainment, Inc., Sr. Secd. Note, 144A, 6.500%, 2/15/2032	48,812
300,000	Churchill Downs, Inc., Sr. Secd. Note, 144A, 5.750%, 4/1/2030	299,881
75,000	Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 5/1/2031	76,406
50,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	49,750
100,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	101,861
250,000	Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/1/2031	259,255
125,000	MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	126,301
225,000	MGM Resorts International, Sr. Unsecd. Note, 6.500%, 4/15/2032	225,169
375,000	Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	365,262
50,000	Pioneer OpCo LLC, Secured Note, 144A, 7.000%, 5/15/2033	50,943
175,000	Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Secured Note, 144A, 6.250%, 10/15/2030	177,286
50,000	Station Casinos, LLC, 144A, 6.625%, 3/15/2032	50,805
225,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	222,549
125,000	Station Casinos, LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2031	118,758
275,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	276,181
	TOTAL	3,123,934
	Health Care—3.6%
175,000	AHP Health Partners, Inc., Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	172,925
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	214,949
225,000	Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2028	222,757
75,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	67,406
125,000	CHS/Community Health Systems, Inc., Sr. Note, 144A, 5.250%, 5/15/2030	118,036
150,000	CHS/Community Health Systems, Inc., Sr. Secd. Note, 144A, 9.750%, 1/15/2034	156,800
125,000	Concentra Escrow Issuer Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2032	129,548
150,000	Encompass Health Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/1/2034	149,794
50,000	Insulet Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2033	50,753
375,000	Medline Borrower LP, Sr. Unsecd. Note, 144A, 5.250%, 10/1/2029	372,898
75,000	Raven Acquisition Holdings LLC, Sr. Secd. Note, 144A, 6.875%, 11/15/2031	73,356
250,000	Select Medical Corp., 144A, 6.250%, 12/1/2032	243,025
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	49,313
75,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2032	75,661
25,000	Tenet Healthcare Corp., 4.625%, 6/15/2028	24,804
50,000	Tenet Healthcare Corp., 5.125%, 11/1/2027	50,026
75,000	Tenet Healthcare Corp., 144A, 5.500%, 11/15/2032	74,614
50,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.125%, 6/15/2030	50,429
150,000	Tenet Healthcare Corp., Sr. Secd. Note, 6.750%, 5/15/2031	153,736
210,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.125%, 10/1/2028	210,955
	TOTAL	2,661,785
	Health Insurance—0.1%
75,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2033	75,177
	Independent Energy—3.3%
50,000	Aethon United BR LP/Aethon United Finance Corp., 144A, 7.500%, 10/1/2029	52,022
125,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	124,992
75,000	Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2033	75,890
250,000	California Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2035	248,172
150,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.000%, 10/1/2030	150,713
100,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 5.875%, 3/1/2034	97,370
150,000	CNX Resources Corp., Sr. Unsecd. Note, 144A, 7.250%, 3/1/2032	154,618
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$ 75,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	$ 73,900
125,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	122,807
50,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.000%, 4/15/2034	48,776
250,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.500%, 4/15/2032	251,498
75,000	Range Resources Corp., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2030	73,481
375,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	369,233
50,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	50,098
100,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.625%, 4/15/2034	98,491
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 6.750%, 8/1/2029	127,351
125,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.375%, 7/1/2028	127,985
50,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.625%, 11/1/2030	52,534
150,000	SM Energy Co., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2031	156,742
	TOTAL	2,456,673
	Industrial - Other—1.0%
200,000	LSF12 Helix Parent LLC, Secured Note, 144A, 7.125%, 2/1/2033	194,143
575,000	Madison IAQ LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	575,644
	TOTAL	769,787
	Insurance - P&C—9.0%
250,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 5.875%, 11/1/2029	244,902
250,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A, 7.375%, 10/1/2032	248,452
200,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Secd. Note, 144A, 7.000%, 1/15/2031	203,355
275,000	AmWINS Group, Inc., Sr. Secd. Note, 144A, 6.375%, 2/15/2029	276,517
475,000	AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	458,009
425,000	Amynta Agency/Warranty Borrower, Inc., Sr. Unsecd. Note, 144A, 7.500%, 7/15/2033	408,891
850,000	Ardonagh Group Finance Ltd., Sr. Unsecd. Note, 144A, 8.875%, 2/15/2032	826,416
100,000	Asurion LLC and Asurion Co-Issuer, Inc., Secured Note, 144A, 8.000%, 12/31/2032	100,837
350,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 144A, 7.125%, 5/15/2031	351,772
650,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	635,234
125,000	Hub International Ltd., Sr. Secd. Note, 144A, 7.250%, 6/15/2030	128,345
300,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 5.625%, 12/1/2029	299,100
650,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.375%, 1/31/2032	662,028
125,000	Jones Deslauriers Insurance Management, Inc., Sr. Secd. Note, 144A, 8.500%, 3/15/2030	127,586
450,000	Jones Deslauriers Insurance Management, Inc., Sr. Unsecd. Note, 144A, 6.875%, 10/1/2033	417,649
500,000	Panther Escrow Issuer, Sr. Secd. Note, 144A, 7.125%, 6/1/2031	498,703
75,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 4.375%, 2/1/2030	72,366
275,000	Ryan Specialty LLC, Sr. Secd. Note, 144A, 5.875%, 8/1/2032	270,724
500,000	USI, Inc./NY, Sr. Unsecd. Note, 144A, 7.500%, 1/15/2032	505,337
	TOTAL	6,736,223
	Leisure—1.4%
175,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2030	177,242
50,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 5.750%, 8/1/2032	50,551
150,000	Carnival Corp. Ltd., Sr. Unsecd. Note, 144A, 6.125%, 2/15/2033	151,889
25,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 5.875%, 1/15/2031	24,282
25,000	NCL Corp. Ltd., Sr. Secd. Note, 144A, 6.250%, 9/15/2033	24,294
200,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 6.750%, 2/1/2032	199,691
25,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 7.750%, 2/15/2029	26,102
50,000	Royal Caribbean Cruises, Ltd., 144A, 6.000%, 2/1/2033	50,719
200,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 6.250%, 3/15/2032	204,464
100,000	United Parks & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2029	97,925
	TOTAL	1,007,159
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—1.9%
$ 100,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	$ 91,576
50,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/31/2034	49,595
125,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2033	125,530
175,000	Hilton Domestic Operating Co., Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	174,505
75,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/15/2034	74,348
275,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 4/1/2032	281,539
25,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2033	25,666
175,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	172,573
125,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2033	123,447
275,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	281,690
	TOTAL	1,400,469
	Media Entertainment—2.9%
50,000	Discovery Holdings, Inc., Sr. Unsecd. Note, 4.279%, 3/15/2032	44,899
375,000	Discovery Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	275,182
75,000	Gray Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 11/15/2031	50,377
100,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	99,251
100,000	Lamar Media Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2031	93,302
150,000	Oak-Eagle AcquireCo, Inc., 144A, 7.250%, 7/1/2033	156,998
300,000	Oak-Eagle AcquireCo, Inc., Sr. Unsecd. Note, 144A, 8.750%, 7/1/2034	318,577
50,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	48,714
275,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	266,883
125,000	Paramount Global, Sr. Unsecd. Note, 4.375%, 3/15/2043	80,744
175,000	Paramount Global, Sr. Unsecd. Note, 6.875%, 4/30/2036	164,237
125,000	Univision Communications, Inc., Secured Note, 144A, 8.875%, 4/15/2033	123,138
250,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 4.500%, 5/1/2029	238,867
175,000	Univision Communications, Inc., Sr. Secd. Note, 144A, 7.375%, 6/30/2030	175,617
	TOTAL	2,136,786
	Metals & Mining—1.3%
50,000	Carpenter Technology Corp., Sr. Unsecd. Note, 144A, 5.625%, 3/1/2034	50,025
150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	144,875
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	200,321
200,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2032	198,669
25,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 7.500%, 9/15/2031	25,322
275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	272,902
75,000	Worthington Steel, Inc., Secured Note, 144A, 7.750%, 6/1/2033	77,069
	TOTAL	969,183
	Midstream—4.8%
150,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	149,603
400,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	400,068
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 10/15/2033	49,546
50,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 7/1/2034	49,405
75,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	76,919
100,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2032	103,517
325,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	309,981
75,000	DBR Land Holdings LLC, Sr. Unsecd. Note, 144A, 6.250%, 12/1/2030	76,210
250,000	Northriver Midstream Fin, 144A, 6.750%, 7/15/2032	253,320
250,000	Rockies Express Pipeline, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2033	257,098
175,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	165,982
150,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 6.500%, 12/15/2035	145,048
350,000	Tallgrass Energy Partners LP, Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	354,151
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 225,000		Venture Global LNG, Inc., Sr. Unsecd. Note, 144A, 6.375%, 12/15/2034	$ 221,254
225,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 6.500%, 1/15/2034	234,549
225,000		Venture Global Plaquemines LNG LLC, Sr. Secd. Note, 144A, 7.500%, 5/1/2033	247,039
225,000		Venture Global Plaquemines LNG LLC, Sr. Unsecd. Note, 144A, 6.500%, 6/15/2034	234,512
150,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.250%, 10/15/2030	150,915
125,000		WBI Operating LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/15/2033	125,851
		TOTAL	3,604,968
		Oil Field Services—1.6%
100,000		Archrock Services LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2034	99,461
75,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 5.875%, 4/1/2031	75,232
150,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.500%, 10/1/2033	152,134
100,000		Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 6.750%, 10/1/2035	102,648
75,000		Nabors Industries, Inc., Co. Guarantee, 144A, 9.125%, 1/31/2030	78,423
125,000		Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.625%, 11/15/2032	127,976
175,000		Oceaneering International, Inc., Sr. Unsecd. Note, 144A, 6.875%, 7/15/2034	177,856
75,000		Solaris Energy Infrastructure, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2031	75,875
175,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 6.250%, 10/1/2033	173,608
150,000		USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	153,720
		TOTAL	1,216,933
		Packaging—3.7%
1	[1,2,3]	ARD Finance S.A., Secured Note, 144A, 7.250% PIK, 6/30/2027	0
252,000		Ardagh Group S.A., Secured Note, 144A, 9.500%, 12/1/2030	269,553
200,000		Ardagh Metal Packaging, Secured Note, 144A, 6.250%, 1/30/2031	202,367
200,000		Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	190,218
225,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	205,425
250,000		Canpack Group, Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2031	251,590
150,000		Clydesdale Acquisition Holdings, Inc., Sr. Secd. Note, 144A, 6.750%, 4/15/2032	145,703
50,000		Clydesdale Acquisition Holdings, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/15/2030	49,361
275,000		Crown Americas LLC, Sr. Unsecd. Note, 5.875%, 6/1/2033	277,113
100,000		Mauser Packaging Solutions Holding Co., 144A, 7.875%, 4/15/2030	102,285
100,000		Mauser Packaging Solutions Holding Co., 144A, 9.250%, 4/15/2030	98,461
200,000		Sword Purchaser LLC, Secured Note, 144A, 8.250%, 4/15/2033	207,068
200,000		Sword Purchaser LLC, Secured Note, 144A, 10.500%, 4/15/2034	209,394
180,000		Trivium Packaging Finance B.V., 144A, 8.250%, 7/15/2030	190,301
325,000		Trivium Packaging Finance B.V., 144A, 12.250%, 1/15/2031	359,477
		TOTAL	2,758,316
		Paper—0.4%
175,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	143,089
150,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	142,729
25,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/1/2030	23,510
		TOTAL	309,328
		Pharmaceuticals—2.6%
50,000		Amneal Pharmaceuticals, Inc. Sr. Secd. Note, 144A, 6.875%, 8/1/2032	51,963
75,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	55,333
100,000		Bausch Health Cos., Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	59,117
525,000		Bausch Health, Sr. Secd. Note, 144A, 10.000%, 4/15/2032	532,091
200,000		Genmab A/S/Genmab Finance LLC, Sr. Unsecd. Note, 144A, 7.250%, 12/15/2033	208,652
400,000		Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	392,258
200,000		Opal Bidco SAS, Sr. Secd. Note, 144A, 6.500%, 3/31/2032	204,140
200,000		Organon & Co./Organon Foreign Debt Co-Issuer B.V., Sr. Unsecd. Note, 144A, 7.875%, 5/15/2034	214,364
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$ 225,000	Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	$ 222,702
	TOTAL	1,940,620
	Restaurant—1.4%
225,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.500%, 2/15/2029	216,347
600,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.000%, 10/15/2030	566,774
250,000	Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	239,337
	TOTAL	1,022,458
	Retailers—3.0%
100,000	Academy Ltd., Secured Note, 144A, 5.875%, 5/15/2031	100,065
75,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	73,078
250,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2032	239,254
300,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	301,581
225,000	Gap (The), Inc., Sr. Unsecd. Note, 144A, 3.625%, 10/1/2029	212,155
200,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	202,637
150,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	146,122
100,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 8.250%, 8/1/2031	104,257
275,000	Lithia Motors, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/1/2030	271,801
150,000	Mens Wearhouse, Inc., Secured Note, 144A, 9.000%, 2/1/2031	159,480
175,000	Sally Hldgs. LLC/Sally Capital, Inc., Sr. Unsecd. Note, 6.750%, 4/1/2032	178,897
50,000	Wayfair LLC, Secured Note, 144A, 7.125%, 5/31/2034	51,444
200,000	William Carter Co., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2031	206,868
	TOTAL	2,247,639
	Supermarkets—0.7%
300,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	285,154
175,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.625%, 3/31/2032	169,286
50,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 6.250%, 3/15/2033	49,588
	TOTAL	504,028
	Technology—15.7%
94,000	Ahead DB Holdings LLC, Sec. Fac. Bond, 144A, 6.625%, 5/1/2028	94,406
250,000	Amentum Holdings, Inc., Sr. Unsecd. Note, 144A, 7.250%, 8/1/2032	257,660
100,000	APLD ComputeCo 3 LLC, 144A, 7.000%, 6/15/2031	99,920
50,000	APLD ComputeCo LLC, 144A, 6.750%, 3/15/2031	50,215
325,000	APLD ComputeCo LLC, Sr. Secd. Note, 144A, 9.250%, 12/15/2030	350,790
350,000	AthenaHealth Group, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2030	335,807
175,000	CACI International, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/15/2033	177,593
175,000	Cipher Compute LLC, 144A, 7.125%, 11/15/2030	182,135
450,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/1/2029	403,120
325,000	Cloud Software Group, Inc., Secured Note, 144A, 9.000%, 9/30/2029	315,702
200,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.500%, 3/31/2029	194,204
100,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 6.625%, 8/15/2033	86,779
100,000	Cloud Software Group, Inc., Sr. Secd. Note, 144A, 8.250%, 6/30/2032	93,797
300,000	Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	295,541
225,000	Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.500%, 10/15/2028	225,141
150,000	Core Scientific Finance I LLC, Secured Note, 144A, 7.750%, 5/15/2031	152,220
50,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.000%, 2/1/2031	49,473
150,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.250%, 6/1/2030	151,085
125,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.625%, 7/15/2032	123,287
100,000	CoreWeave, Inc., Sr. Unsecd. Note, 144A, 9.750%, 10/1/2031	99,850
125,000	Edged Compute LLC, Sr. Secd. Note, 144A, 7.500%, 4/30/2031	121,923
325,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	310,300
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 100,000	Ellucian Holdings, Inc., Sr. Secd. Note, 144A, 6.500%, 12/1/2029	$ 96,915
250,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 5.950%, 6/15/2030	252,795
75,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.000%, 5/15/2033	73,889
150,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 6.250%, 9/15/2034	147,839
400,000	Fortress Intermediate 3, Inc., Sr. Secd. Note, 144A, 7.500%, 6/1/2031	407,152
250,000	Gen Digital, Inc., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2033	246,575
225,000	HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	218,880
250,000	Insight Enterprises, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/15/2032	254,258
200,000	Iron Mountain, Inc., 144A, 6.250%, 1/15/2033	202,192
75,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2030	73,924
225,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2035	226,158
200,000	Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	203,894
275,000	KIOXIA Holdings Corp., Sr. Unsecd. Note, 144A, 6.625%, 7/24/2033	287,713
675,000	McAfee Corp., Sr. Unsecd. Note, 144A, 7.375%, 2/15/2030	574,133
150,000	Meridian Arc Holdco LLC, Secured Note, 144A, 6.250%, 4/30/2031	150,434
175,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	170,806
59,000	NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.125%, 4/15/2029	57,592
175,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	170,650
75,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	68,760
175,000	Open Text, Inc., Sr. Unsecd. Note, 144A, 4.125%, 12/1/2031	153,745
200,000	PR RNO Property Owner 1, Secured Note, 144A, 6.500%, 5/1/2031	199,849
250,000	Rocket Software, Inc., Sr. Secd. Note, 144A, 9.000%, 11/28/2028	248,717
350,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	315,454
75,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	74,507
150,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 5.875%, 11/1/2033	147,874
250,000	SE Cosmos LLC, Sr. Secd. Note, 144A, 8.875%, 5/1/2031	257,224
25,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 5.875%, 7/15/2030	25,459
125,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 8.500%, 7/15/2031	130,701
106,000	Seagate Data Storage Technology Pte. Ltd., Sr. Unsecd. Note, 144A, 9.625%, 12/1/2032	116,951
75,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	70,174
200,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 6.625%, 7/15/2032	205,833
75,000	Shift4 Payments, Inc., Sr. Unsecd. Note, 144A, 6.750%, 8/15/2032	75,196
200,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	200,064
100,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 6.500%, 6/1/2032	100,920
50,000	Stingray Compute LLC, Secured Note, 144A, 6.000%, 6/15/2031	50,161
150,000	SV RNO Property Owner 1 LLC, Secured Note, 144A, 5.875%, 3/1/2031	147,933
175,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	169,153
250,000	UKG, Inc., Sr. Secd. Note, 144A, 6.875%, 2/1/2031	243,032
250,000	Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	238,620
225,000	WULF Compute LLC, Secured Note, 144A, 7.750%, 10/15/2030	236,467
150,000	Yondr JK 1, LLC, 144A, 6.875%, 6/30/2031	150,488
50,000	ZipRecruiter, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/15/2030	38,885
	TOTAL	11,652,914
	Transportation Services—0.5%
175,000	GB AIT Buyer, Inc., Sr. Unsecd. Note, 144A, 8.750%, 4/30/2034	175,684
175,000	Watco Cos. LLC/Finance Co., Sr. Unsecd. Note, 144A, 7.125%, 8/1/2032	179,807
	TOTAL	355,491
	Utility - Electric—2.6%
39,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2032	35,877
250,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	249,473
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 50,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2034	$ 49,636
250,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2036	249,345
100,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2036	100,089
50,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	48,401
175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	174,005
125,000		TransAlta Corp., Sr. Unsecd. Note, 5.875%, 2/1/2034	123,208
250,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 7.750%, 10/15/2031	261,666
250,000		Voltagrid LLC, 144A, 7.375%, 11/1/2030	259,664
150,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	155,294
75,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 7.750%, 4/15/2034	78,985
50,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.375%, 1/15/2031	53,352
125,000		XPLR Infrastructure Operating Partners, LP, Sr. Unsecd. Note, 144A, 8.625%, 3/15/2033	134,093
		TOTAL	1,973,088
		TOTAL CORPORATE BONDS (IDENTIFIED COST $72,559,985)	71,853,310
		REPURCHASE AGREEMENT—2.3%
1,686,000		Interest in $584,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $584,059,211 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $595,740,395. (IDENTIFIED COST $1,686,000)	1,686,000
		COMMON STOCK—0.0%
		Media Entertainment—0.0%
1,050	[2,3]	Audacy Capital Corp. (IDENTIFIED COST $714,852)	9,303
		WARRANTS—0.0%
		Media Entertainment—0.0%
1,272	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	13
212	[2,3]	Audacy Capital Corp., Warrants 9/30/2028	2
		TOTAL WARRANTS (IDENTIFIED COST $429)	15
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $74,961,266)[4]	73,548,628
		OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	885,848
		NET ASSETS—100%	$74,434,476

1	Issuer in default.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Non-income-producing security.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
10

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$71,853,310	$0	$71,853,310
Equity Security:
Common Stock
Domestic	—	—	9,303	9,303
Warrants	—	—	15	15
Repurchase Agreement	—	1,686,000	—	1,686,000
TOTAL SECURITIES	$—	$73,539,310	$9,318	$73,548,628

The following acronym(s) are used throughout this portfolio:
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.78	$5.68	$5.66	$5.34	$6.39	$6.41
Income From Investment Operations:
Net investment income (loss)[1]	0.15	0.31	0.31	0.30	0.29	0.28
Net realized and unrealized gain (loss)	(0.08)	0.13	0.03	0.34	(1.02)	0.02
Total From Investment Operations	0.07	0.44	0.34	0.64	(0.73)	0.30
Less Distributions:
Distributions from net investment income	(0.49)	(0.34)	(0.32)	(0.32)	(0.32)	(0.32)
Net Asset Value, End of Period	$5.36	$5.78	$5.68	$5.66	$5.34	$6.39
Total Return[2]	1.39%	8.23%	6.27%	12.71%	(11.78)%	4.85%
Ratios to Average Net Assets:
Net expenses[3]	0.81%[4]	0.81%	0.83%	0.81%	0.81%	0.81%
Net investment income	5.44%[4]	5.51%	5.53%	5.69%	5.15%	4.42%
Expense waiver/reimbursement[5]	0.18%[4]	0.08%	0.04%	0.06%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,566	$68,273	$68,370	$72,987	$68,740	$103,152
Portfolio turnover[6]	14%	28%	28%	16%	13%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.75	$5.64	$5.63	$5.31	$6.35	$6.38
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.28	0.29	0.29	0.27	0.26
Net realized and unrealized gain (loss)	(0.08)	0.16	0.02	0.34	(1.00)	0.01
Total From Investment Operations	0.06	0.44	0.31	0.63	(0.73)	0.27
Less Distributions:
Distributions from net investment income	(0.44)	(0.33)	(0.30)	(0.31)	(0.31)	(0.30)
Net Asset Value, End of Period	$5.37	$5.75	$5.64	$5.63	$5.31	$6.35
Total Return[2]	1.23%	8.18%	5.85%	12.47%	(11.92)%	4.44%
Ratios to Average Net Assets:
Net expenses[3]	1.06%[4]	1.06%	1.08%	1.06%	1.06%	1.06%
Net investment income	5.19%[4]	4.96%	5.27%	5.44%	4.92%	4.16%
Expense waiver/reimbursement[5]	0.18%[4]	0.08%	0.04%	0.06%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,868	$13,489	$50,281	$50,747	$47,172	$57,578
Portfolio turnover[6]	14%	28%	28%	16%	13%	39%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value (identified cost $74,961,266)	$73,548,628
Cash	107
Income receivable	1,214,991
Receivable for shares sold	30,097
Total Assets	74,793,823
Liabilities:
Payable for investments purchased	299,714
Payable for shares redeemed	12,013
Payable for investment adviser fee (Note 5)	832
Payable for administrative fee (Note 5)	157
Payable for legal fees	6,444
Payable for portfolio accounting fees	22,965
Payable for distribution services fee (Note 5)	2,665
Accrued expenses (Note 5)	14,557
Total Liabilities	359,347
Net assets for 13,881,233 shares outstanding	$74,434,476
Net Assets Consist of:
Paid-in capital	$98,277,525
Total distributable earnings (loss)	(23,843,049)
Net Assets	$74,434,476
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$61,566,008 ÷ 11,485,038 shares outstanding, no par value, unlimited shares authorized	$5.36
Service Shares:
$12,868,468 ÷ 2,396,195 shares outstanding, no par value, unlimited shares authorized	$5.37
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Interest	$2,394,153
Expenses:
Investment adviser fee (Note 5)	229,732
Administrative fee (Note 5)	33,944
Custodian fees	8,673
Transfer agent fees	6,084
Directors’/Trustees’ fees (Note 5)	908
Auditing fees	18,899
Legal fees	5,570
Portfolio accounting fees	46,796
Distribution services fee (Note 5)	16,265
Printing and postage	17,560
Miscellaneous (Note 5)	11,322
TOTAL EXPENSES	395,753
Waiver of investment adviser fee (Note 5)	(67,473)
Net expenses	328,280
Net investment income	2,065,873
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments	(765,982)
Net realized loss on foreign currency transactions	(1,691)
Net change in unrealized depreciation of investments	(321,595)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1,089,268)
Change in net assets resulting from operations	$976,605
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,065,873	$5,846,705
Net realized gain (loss)	(767,673)	(428,870)
Net change in unrealized appreciation/depreciation	(321,595)	3,417,337
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	976,605	8,835,172
Distributions to Shareholders:
Primary Shares	(5,278,916)	(3,796,953)
Service Shares	(996,249)	(2,904,084)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,275,165)	(6,701,037)
Share Transactions:
Proceeds from sale of shares	3,600,547	19,889,348
Net asset value of shares issued to shareholders in payment of distributions declared	6,275,159	6,701,032
Cost of shares redeemed	(11,904,543)	(65,614,167)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,028,837)	(39,023,787)
Change in net assets	(7,327,397)	(36,889,652)
Net Assets:
Beginning of period	81,761,873	118,651,525
End of period	$74,434,476	$81,761,873
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes High Income Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
17

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $67,473 is disclosed in Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended June 30, 2026, the Fund’s Primary Shares and Service Shares did not incur other service fees; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
18

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	529,544	$2,934,726	2,703,547	$15,004,706
Shares issued to shareholders in payment of distributions declared	1,009,353	5,278,916	701,840	3,796,953
Shares redeemed	(1,862,878)	(10,457,905)	(3,643,054)	(20,506,728)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(323,981)	$(2,244,263)	(237,667)	$(1,705,069)
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	121,827	$665,821	873,075	$4,884,642
Shares issued to shareholders in payment of distributions declared	190,123	996,243	538,790	2,904,079
Shares redeemed	(261,843)	(1,446,638)	(7,979,626)	(45,107,439)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	50,107	$215,426	(6,567,761)	$(37,318,718)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(273,874)	$(2,028,837)	(6,805,428)	$(39,023,787)
Semi-Annual Financial Statements and Additional Information
19

4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $74,961,266. The net unrealized depreciation of investments for federal tax purposes was $1,412,638. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $914,068 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,326,706.
As of December 31, 2025, the Fund had a capital loss carryforward of $23,680,399 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$23,680,399	$23,680,399
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2026, the Adviser voluntarily waived $67,473 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.089% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the six months ended June 30, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$16,265
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2026, FSC did not retain any fees paid by the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.81% and 1.06% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
20

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$10,236,027
Sales	$15,219,790
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
21

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes High Income Bond Fund II (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
22

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
23

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2025. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information
24

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information
25

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
26

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes High Income Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916306
CUSIP 313916843
G00433-02 (8/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Share Class	Primary	Service

Federated Hermes Kaufmann Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—98.2%
		Communication Services—2.7%
9,987	[1]	Liftoff Mobile, Inc.	$ 239,888
9,329	[1]	Space Exploration Technologies Corp.	1,593,953
2,549	[1]	Spotify Technology S.A.	1,170,322
		TOTAL	3,004,163
		Consumer Discretionary—6.5%
7,344	[1]	Amazon.com, Inc.	1,750,369
3,225	[1]	DoorDash, Inc.	595,109
535		Hilton Worldwide Holdings, Inc.	176,796
318	[1]	Mercadolibre, Inc.	539,770
6,184		Moncler SpA	358,804
8,720	[1]	On Holding AG	308,863
910		Texas Roadhouse, Inc.	175,839
4,618		TJX Cos., Inc.	699,627
18,691	[1]	Viking Holdings Ltd.	1,956,387
2,880		Wingstop, Inc.	499,421
1,665		Yum! Brands, Inc.	266,167
		TOTAL	7,327,152
		Consumer Staples—2.8%
842		Casey’s General Stores, Inc.	669,213
1,045		Costco Wholesale Corp.	977,566
8,468		Philip Morris International, Inc.	1,531,946
		TOTAL	3,178,725
		Energy—0.5%
2,032		Targa Resources, Inc.	544,861
		Financials—3.3%
2,156		Apollo Global Management, Inc.	255,076
863		BlackRock, Inc.	829,826
21,652	[1]	Chime Financial, Inc.	443,433
6,424	[1,2]	Figure Technology Solutions, Inc.	197,281
1,190		JPMorgan Chase & Co.	389,523
842		MSCI, Inc., Class A	471,554
2,103		S&P Global, Inc.	856,468
10,539	[1]	Toast, Inc.	293,195
		TOTAL	3,736,356
		Health Care—21.7%
21,108	[1,2]	AgomAb Therapeutics NV, ADR	273,982
58,700	[1,3]	Albireo Pharma CVR, Rights	126,205
44,440	[1,2]	Arcturus Therapeutics Holdings, Inc.	298,637
3,738	[1]	Argenx SE	3,467,434
161,911	[1,2,3]	AstraZeneca PLC, Rights	89,051
81,100	[1]	aTyr Pharma, Inc.	48,401
6,557	[1]	Celldex Therapeutics, Inc.	243,986
56,475	[1,3]	Contra Akouos, Inc., Rights	29,706
6,813	[1]	Cytokinetics, Inc.	580,399
4,200	[1]	Erasca, Inc.	76,944
58,633	[1]	EyePoint, Inc.	838,452
26,916	[1,2]	Forte Biosciences, Inc.	571,965
11,372	[1]	Genmab A/S, ADR	312,389
19,423	[1]	Guardant Health, Inc.	2,914,033
Semi-Annual Financial Statements and Additional Information
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
18,954	[1]	IDEAYA Biosciences, Inc.	$ 706,416
1,867	[1]	Intuitive Surgical, Inc.	742,469
9,820	[1]	Kymera Therapeutics, Inc.	1,126,059
6,140	[1,2]	Medline, Inc.	242,162
74,093	[1]	Minerva Neurosciences, Inc.	411,216
7,316	[1]	Natera, Inc.	1,985,928
3,053	[1]	Newamsterdam Pharma Co. NV	103,466
435,683	[1,3]	Novartis AG, Rights	505,392
5,959	[1,2]	Palvella Therapeutics, Inc.	910,654
3,200	[1,2]	Parabilis Medicines, Inc.	87,584
165,799	[1]	Rezolute, Inc.	862,155
22,082	[1]	Rhythm Pharmaceuticals, Inc.	2,451,764
8,613	[1]	Scholar Rock Holding Corp.	473,715
1,734		Stryker Corp.	545,933
11,328	[1]	Tango Therapeutics, Inc.	354,113
1,967		UCB S.A.	588,983
6,365	[1]	Vaxcyte, Inc.	369,997
1,507	[1]	Veeva Systems, Inc.	267,447
11,237	[1]	Xenon Pharmaceuticals, Inc.	678,265
42,155	[1,2]	Zenas Biopharma, Inc.	1,069,894
		TOTAL	24,355,196
		Industrials—28.1%
2,507		Applied Industrial Technologies, Inc.	847,742
1,401	[1]	Axon Enterprise, Inc.	785,415
1,737		Comfort Systems USA, Inc.	3,442,647
24,044	[1,2]	EquipmentShare.com, Inc.	472,705
8,167		GE Aerospace	3,052,253
3,668		GE Vernova, Inc.	4,309,386
4,024		HEICO Corp.	1,433,308
3,030		Howmet Aerospace, Inc.	814,646
17,635	[1,2]	Innio Holding GmbH	697,464
5,223		ITG, Inc.	83,568
4,229	[1]	Karman Holdings, Inc.	211,112
19,889	[1]	Loar Holdings, Inc.	1,603,252
407		Parker-Hannifin Corp.	398,095
8,017		Quanta Services, Inc.	5,772,561
39,100	[1,2]	QXO, Inc.	675,648
835	[1]	RBC Bearings, Inc.	537,790
2,773		Trane Technologies PLC	1,361,987
10,655	[1]	Uber Technologies, Inc.	768,865
8,969		UL Solutions, Inc.	913,582
3,701		Vertiv Holdings Co.	1,239,169
6,590		Westinghouse Air Brake Technologies Corp.	1,776,664
2,069	[1]	XPO, Inc.	424,745
		TOTAL	31,622,604
		Information Technology—26.3%
3,900	[1]	Advanced Micro Devices, Inc.	2,265,549
2,822		Advantest Corp.	573,644
2,857	[1]	Astera Labs, Inc.	1,379,988
750		BE Semiconductor Industries N.V.	246,273
1,077	[1]	Celestica, Inc.	392,890
502	[1]	CloudFlare, Inc.	123,131
Semi-Annual Financial Statements and Additional Information
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,145	[1]	Crowdstrike Holdings, Inc.	$ 1,636,935
6,596	[1]	Datadog, Inc.	1,717,335
1,285	[1]	Digitalocean Holdings, Inc.	201,784
1,508	[1]	Fabrinet	847,617
110	[1]	Impinj, Inc.	15,755
14,243	[1]	JFrog Ltd.	1,294,404
9,730		KLA Corp.	2,935,638
707	[1]	Lumentum Holdings, Inc.	606,648
2,635		Micron Technology, Inc.	3,041,554
1,666	[1]	MongoDB, Inc.	559,609
103		Monolithic Power Systems, Inc.	142,383
1,616		Motorola Solutions, Inc.	671,109
6,425		NVIDIA Corp.	1,285,578
6,278	[1]	Q2 Holdings, Inc.	301,972
4,303	[1]	Quantinuum, Inc.	351,727
15,300	[1]	Rubrik, Inc.	1,228,284
2,600		Samsung Electronics Co. Ltd.	568,404
259	[1]	Sandisk Corp.	588,896
887		Seagate Technology Holdings PLC	855,955
5,925	[1]	ServiceNow, Inc.	588,234
10,207	[1]	Shopify, Inc.	1,165,435
5,673	[1]	Snowflake, Inc.	1,443,778
4,710		Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,249,355
1,025	[1]	Tyler Technologies, Inc.	299,771
218	[1]	Vertex, Inc.	2,503
		TOTAL	29,582,138
		Materials—2.4%
8,645		Agnico Eagle Mines Ltd.	1,341,099
1,733		Martin Marietta Materials	999,421
928		Sherwin-Williams Co.	319,529
		TOTAL	2,660,049
		Real Estate—1.9%
1,830	[1]	CBRE Group, Inc.	246,483
20,743	[1]	CoStar Group, Inc.	587,442
6,382		Gaming and Leisure Properties, Inc.	284,190
4,216		Ryman Hospitality Properties, Inc.	541,967
19,061		VICI Properties, Inc.	506,069
		TOTAL	2,166,151
		Utilities—2.0%
4,220		American Electric Power Co., Inc.	577,338
4,243		Duke Energy Corp.	537,079
10,137		NextEra Energy, Inc.	889,725
1,878		Vistra Corp.	297,907
		TOTAL	2,302,049
		TOTAL COMMON STOCKS (IDENTIFIED COST $50,851,192)	110,479,444
		REPURCHASE AGREEMENT—0.6%
$ 609,000		Interest in $584,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $584,059,211 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $595,740,395. (IDENTIFIED COST $609,000)	609,000
Semi-Annual Financial Statements and Additional Information
3

Shares or Principal Amount			Value
		PREFERRED STOCKS—0.5%
		Health Care—0.4%
60,006	[3,4]	CeQur S.A.	$ 303,461
4,307	[3,4]	Sail Biomedicines, Inc.	150,649
		TOTAL	454,110
		Industrials—0.1%
17	[3]	QXO, Inc.	139,144
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $611,870)	593,254
		WARRANTS—1.1%
		Health Care—1.1%
138	[1,3,4]	Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	253,785
69	[1,3,4]	Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	150,803
5,250	[1]	Minerva Neurosciences, Inc., Warrants 12/31/2099	29,137
5,696	[1]	Rezolute, Inc., Warrants 10/8/2027	14,677
1,400	[1]	Rezolute, Inc., Warrants 1/1/2099	7,280
68,385	[1]	Rezolute, Inc., Warrants 4/30/2099	355,602
25,100	[1]	Rezolute, Inc., Warrants 6/24/2099	130,520
44,952	[1]	Rezolute, Inc., Warrants 12/31/2099	233,750
81	[1]	Scynexis, Inc., Warrants 4/26/2029	35
6,625	[1]	Scynexis, Inc., Warrants 1/1/2099	26,964
		TOTAL WARRANTS (IDENTIFIED COST $886,061)	1,202,553
		INVESTMENT COMPANY—3.5%
3,971,186		Federated Hermes Government Obligations Fund, Premier Shares, 3.55%[5] (IDENTIFIED COST $3,971,186)	3,971,186
		TOTAL INVESTMENT IN SECURITIES—103.9% (IDENTIFIED COST $56,929,309)[6]	116,855,437
		OTHER ASSETS AND LIABILITIES - NET—(3.9)%[7]	(4,375,715)
		NET ASSETS—100%	$112,479,722
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended June 30, 2026, were as follows:
Affiliated	Value as of 12/31/2025	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 6/30/2026	Shares Held as of 6/30/2026	Dividend Income*
Health Care:
Arcturus Therapeutics Holdings, Inc.	$272,417	$—	$—	$26,220	$—	$298,637	44,440	$—
aTyr Pharma, Inc.	$92,250	$—	$(16,840)	$38,456	$(65,465)	$48,401	81,100	$—
EyePoint, Inc.	$1,071,225	$—	$—	$(232,773)	$—	$838,452	58,633	$—
Forte Biosciences, Inc.	$605,830	$123,470	$—	$(157,335)	$—	$571,965	26,916	$—
Minerva Neurosciences, Inc.	$313,214	$—	$(77,440)	$722,821	$(547,379)	$411,216	74,093	$—
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	$146,384	$—	$—	$107,401	$—	$253,785	138	$—
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	$89,875	$—	$—	$60,928	$—	$150,803	69	$—
Minerva Neurosciences, Inc., Warrants 12/31/2099	$21,105	$—	$—	$8,032	$—	$29,137	5,250	$—
Rezolute, Inc.	$391,286	$—	$—	$470,869	$—	$862,155	165,799	$—
Rezolute, Inc., Warrants 10/8/2027	$6,712	$—	$—	$7,965	$—	$14,677	5,696	$—
Rezolute, Inc., Warrants 1/1/2099	$3,304	$—	$—	$3,976	$—	$7,280	1,400	$—
Rezolute, Inc., Warrants 4/30/2099	$161,388	$—	$—	$194,214	$—	$355,602	68,385	$—
Rezolute, Inc., Warrants 6/24/2099	$59,236	$—	$—	$71,284	$—	$130,520	25,100	$—
Rezolute, Inc., Warrants 12/31/2099	$106,087	$—	$—	$127,663	$—	$233,750	44,952	$—
Scynexis, Inc., Warrants 4/26/2029 **	$62	$—	$—	$(27)	$—	$35	81	$—
Scynexis, Inc., Warrants 1/1/2099 **	$33,517	$—	$—	$(6,553)	$—	$26,964	6,625	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$3,373,892	$123,470	$(94,280)	$1,443,141	$(612,844)	$4,233,379	608,677	$—
Semi-Annual Financial Statements and Additional Information
4

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At June 30, 2026, the Fund no longer has ownership of at least 5% of the voting shares.
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2025	$1,361,567
Purchases at Cost	$15,804,243
Proceeds from Sales	$(13,194,624)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$3,971,186
Shares Held as of 6/30/2026	3,971,186
Dividend Income	$24,969

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2026, these restricted securities amounted to $858,698, which represented 0.8% of net assets.

5	7-day net yield.
6	Also represents cost of investments for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$93,844,631	$—	$661,303	$94,505,934
International	10,080,917	5,803,542	89,051	15,973,510
Preferred Stocks
Domestic	—	—	289,793	289,793
International	—	—	303,461	303,461
Debt Securities:
Warrants	756,289	41,676	404,588	1,202,553
Repurchase Agreement	—	609,000	—	609,000
Investment Company	3,971,186	—	—	3,971,186
TOTAL SECURITIES	$108,653,023	$6,454,218	$1,748,196	$116,855,437
Semi-Annual Financial Statements and Additional Information
5

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities
Balance as of 12/31/2025	$1,659,014
Change in unrealized appreciation/depreciation	146,871
Purchases	170,000
Transfers out of Level 3	(227,689)
Balance as of 6/30/2026	$1,748,196
Total change in unrealized appreciation/depreciation attributable to investments still held at 6/30/2026	$146,871

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.50	$19.64	$17.40	$15.10	$24.31	$25.46
Income From Investment Operations:
Net investment income (loss)[1]	(0.08)	(0.18)	(0.16)	(0.02)	(0.08)	(0.24)
Net realized and unrealized gain (loss)	2.17	2.07	3.07	2.32	(6.87)	0.83
Total From Investment Operations	2.09	1.89	2.91	2.30	(6.95)	0.59
Less Distributions:
Distributions from net investment income	—	—	(0.16)	—	—	—
Distributions from net realized gain	(3.80)	(2.03)	(0.51)	—	(2.26)	(1.74)
Total Distributions	(3.80)	(2.03)	(0.67)	—	(2.26)	(1.74)
Net Asset Value, End of Period	$17.79	$19.50	$19.64	$17.40	$15.10	$24.31
Total Return[2]	15.71%	11.52%	17.05%	15.23%	(30.09)%	2.51%
Ratios to Average Net Assets:
Net expenses[3]	1.54%[4]	1.54%	1.56%	1.54%	1.54%	1.50%
Net investment loss	(1.00)%[4]	(0.97)%	(0.89)%	(0.15)%	(0.51)%	(0.99)%
Expense waiver/reimbursement[5]	0.07%[4]	0.00%[6]	0.00%[6]	0.02%	0.00%[6]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,350	$31,680	$33,718	$33,266	$34,430	$55,366
Portfolio turnover[7]	21%	25%	47%	56%	41%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$17.34	$17.74	$15.78	$13.73	$22.40	$23.65
Income From Investment Operations:
Net investment income (loss)[1]	(0.09)	(0.21)	(0.19)	(0.05)	(0.11)	(0.28)
Net realized and unrealized gain (loss)	1.82	1.84	2.77	2.10	(6.30)	0.77
Total From Investment Operations	1.73	1.63	2.58	2.05	(6.41)	0.49
Less Distributions:
Distributions from net investment income	—	—	(0.11)	—	—	—
Distributions from net realized gain	(3.80)	(2.03)	(0.51)	—	(2.26)	(1.74)
Total Distributions	(3.80)	(2.03)	(0.62)	—	(2.26)	(1.74)
Net Asset Value, End of Period	$15.27	$17.34	$17.74	$15.78	$13.73	$22.40
Total Return[2]	15.54%	11.26%	16.70%	14.93%	(30.26)%	2.26%
Ratios to Average Net Assets:
Net expenses[3]	1.79%[4]	1.79%	1.81%	1.79%	1.79%	1.75%
Net investment loss	(1.25)%[4]	(1.22)%	(1.14)%	(0.38)%	(0.73)%	(1.24)%
Expense waiver/reimbursement[5]	0.07%[4]	0.00%[6]	0.00%[6]	0.02%	0.00%[6]	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,130	$72,809	$104,963	$90,210	$108,981	$150,983
Portfolio turnover[7]	21%	25%	47%	56%	41%	34%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $3,893,472 of securities loaned and $8,204,565 of investments in affiliated holdings* (identified cost $56,929,309, including $8,353,383 of identified cost in affiliated holdings)	$116,855,437
Cash	3,848
Income receivable	38,996
Receivable for shares sold	3,818
Security commitments (Note 2)	67,087
Total Assets	116,969,186
Liabilities:
Payable for investments purchased	98,159
Payable for shares redeemed	235,308
Due on security commitments (Note 2)	90,000
Payable for collateral due to broker for securities lending (Note 2)	3,971,186
Payable for investment adviser fee (Note 5)	3,805
Payable for administrative fee (Note 5)	235
Payable for distribution services fee (Note 5)	15,207
Accrued expenses (Note 5)	75,564
Total Liabilities	4,489,464
Net assets for 7,046,400 shares outstanding	$112,479,722
Net Assets Consist of:
Paid-in capital	$45,974,541
Total distributable earnings (loss)	66,505,181
Net Assets	$112,479,722
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$34,349,700 ÷ 1,930,992 shares outstanding, no par value, unlimited shares authorized	$17.79
Service Shares:
$78,130,022 ÷ 5,115,408 shares outstanding, no par value, unlimited shares authorized	$15.27

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $5,193)	$235,878
Interest	37,280
Net income on securities loaned (includes $24,969 earned from affiliated holdings related to cash collateral balances*) (Note 2)	3,303
TOTAL INCOME	276,461
Expenses:
Investment adviser fee (Note 5)	656,782
Administrative fee (Note 5)	40,381
Custodian fees	13,087
Transfer agent fees	5,614
Directors’/Trustees’ fees (Note 5)	962
Auditing fees	20,571
Legal fees	5,221
Portfolio accounting fees	32,838
Distribution services fee (Note 5)	88,036
Printing and postage	28,197
Miscellaneous (Note 5)	14,002
TOTAL EXPENSES	905,691
Waiver of investment adviser fee (Note 5)	(37,145)
Net expenses	868,546
Net investment income (loss)	(592,085)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(612,844) on sales of investments in affiliated holdings*)	7,327,513
Net realized loss on foreign currency transactions	(2,571)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $1,443,141 on investments in affiliated holdings*)	8,670,757
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(1,127)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	15,994,572
Change in net assets resulting from operations	$15,402,487

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment loss	$(592,085)	$(1,519,354)
Net realized gain (loss)	7,324,942	22,544,607
Net change in unrealized appreciation/depreciation	8,669,630	(5,402,706)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,402,487	15,622,547
Distributions to Shareholders:
Primary Shares	(6,013,618)	(3,377,137)
Service Shares	(15,599,176)	(11,803,131)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,612,794)	(15,180,268)
Share Transactions:
Proceeds from sale of shares	2,750,510	6,930,866
Net asset value of shares issued to shareholders in payment of distributions declared	21,612,767	15,180,253
Cost of shares redeemed	(10,162,152)	(56,744,712)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,201,125	(34,633,593)
Change in net assets	7,990,818	(34,191,314)
Net Assets:
Beginning of period	104,488,904	138,680,218
End of period	$112,479,722	$104,488,904
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
11

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Kaufmann Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
As of June 30, 2026, investments valued at $1,748,196 were fair valued utilizing significant unobservable inputs. The Fund’s investments in these securities are illiquid and executed trade prices are unavailable to utilize as a source for evaluations, therefore the inputs utilized are less observable. Inputs considered by the Adviser in evaluating these investments include the following:
■
Contingent Value Rights–values reflect the probability that the contingencies will be resolved and payment received.
Semi-Annual Financial Statements and Additional Information
12

■
Private Investment in Public Equities–any unregistered shares are valued based on the common shares public price less a discount factor to reflect the illiquidity of the shares held.
■
Warrants related to Private Investment in Public Equity–warrants received are valued based on the Black-Sholes warrant model less a discount factor to reflect the illiquidity of the underlying shares.
■
Private Equity Shares–investments in non-public entities are valued at their initial investment adjusted for an applicable index movement or implied value based on current fundraising.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value.
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Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver of $37,145 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$3,893,472	$3,971,186
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional information on restricted securities held at June 30, 2026, is as follows:
Security	Acquisition Date	Cost	Value
CeQur S.A.	3/26/2021	$321,274	$303,461
Minerva Neurosciences, Inc., Tranche A Warrants 12/31/2099	10/21/2025	$0	$253,785
Minerva Neurosciences, Inc., Tranche B Warrants 12/31/2099	10/21/2025	$0	$150,803
Sail Biomedicines, Inc.	7/28/2021	$120,596	$150,649
Commitments
In the course of pursuing its investment objective, the Fund may enter into commitments to make investments at a future date. At June 30, 2026, the Fund had a commitment to invest $90,000 in QXO, Inc. securities issued in connection with its merger with TopBuild.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	21,836	$372,659	51,365	$964,372
Shares issued to shareholders in payment of distributions declared	424,091	6,013,615	204,551	3,377,135
Shares redeemed	(139,572)	(2,405,149)	(348,180)	(6,608,929)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	306,355	$3,981,125	(92,264)	$(2,267,422)
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	164,085	$2,377,851	358,621	$5,966,494
Shares issued to shareholders in payment of distributions declared	1,279,668	15,599,152	802,387	11,803,118
Shares redeemed	(526,743)	(7,757,003)	(2,878,286)	(50,135,783)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	917,010	$10,220,000	(1,717,278)	$(32,366,171)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,223,365	$14,201,125	(1,809,542)	$(34,633,593)
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $56,929,309. The net unrealized appreciation of investments for federal tax purposes was $59,926,128. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $62,124,874 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,198,746.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.30% of the Fund’s average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2026, the Adviser voluntarily waived $37,145 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$88,036
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2026, FSC did not retain any fees paid by the Fund. For the six months ended June 30, 2026, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.54% and 1.79% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2027 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$21,260,911
Sales	$28,082,114
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7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities. A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care, Industrials and Information Technology sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
10. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Kaufmann Fund II (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year. The Independent Trustees also considered the presentation from Federated Hermes’ Chief Investment Officer of Equities received at previous meetings regarding the results and status of the performance plans for the Fund.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance–in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund–in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it
Semi-Annual Financial Statements and Additional Information
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considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time
Semi-Annual Financial Statements and Additional Information
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led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered the Fund’s unique investment strategies. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
For the periods ended December 31, 2025, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the Board found that the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
20

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity,
Semi-Annual Financial Statements and Additional Information
21

cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole.
In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive either not to apply breakpoints or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
22

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Kaufmann Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916827
CUSIP 313916777
27619 (8/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Share Class	Primary	Service

Federated Hermes Managed Volatility Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—43.3%
		Communication Services—1.7%
213	[1]	AST SpaceMobile, Inc.	$ 18,927
20,443		AT&T, Inc.	423,170
9,279		Comcast Corp., Class A	227,799
10,000	[1]	Criteo S.A., ADR	182,800
90	[1]	Echostar Holding Corp.	9,135
1,903		Electronic Arts, Inc.	390,191
703		Meta Platforms, Inc.	395,993
188		Millicom International Cellular S.A.	17,063
44,000	[1]	MNTN, Inc.	404,800
4,576	[1]	Pinterest, Inc.	96,233
1,465	[1]	Space Exploration Technologies Corp.	250,310
168		T-Mobile USA, Inc.	28,179
5,988		Verizon Communications, Inc.	253,532
3,199		Walt Disney Co.	307,904
5,320	[1]	Warner Bros. Discovery, Inc.	141,831
		TOTAL	3,147,867
		Consumer Discretionary—4.5%
41,675		ADT, Inc.	270,887
1,500		Alibaba Group Holding Ltd., ADR	143,970
16,122	[1]	Amazon.com, Inc.	3,842,517
33	[1]	AutoZone, Inc.	105,466
6,992		Bath & Body Works, Inc.	161,725
1,052		BorgWarner, Inc.	69,853
2,210	[1]	CarMax, Inc.	116,887
12		Carnival Corp. Ltd.	343
421		Churchill Downs, Inc.	37,738
9,600	[1]	Cirsa Enterprises S.A.	136,041
474	[1]	Crocs, Inc.	57,183
59		D. R. Horton, Inc.	9,610
638	[1]	Deckers Outdoor Corp.	63,347
1,830	[1]	Etsy, Inc.	137,854
871	[1]	Five Below, Inc.	156,597
1,735		Ford Motor Co.	24,117
3,078		General Motors Co.	237,252
3,406		Hasbro, Inc.	281,302
36,000		HBX Group International PLC	279,095
594		Home Depot, Inc.	209,492
1,598	[1]	Liberty Live Holdings, Inc.	161,813
1,420	[1]	Liberty Live Holdings, Inc.	150,009
1,305		Lowe’s Cos., Inc.	287,739
7,813		Macy’s, Inc.	183,996
926		McDonald’s Corp.	250,307
565	[1]	O’Reilly Automotive, Inc.	52,031
997		Ross Stores, Inc.	212,211
24,000	[1]	Savers Value Village, Inc.	242,160
52	[1]	TopBuild Corp.	18,436
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,154		Travel + Leisure Co.	$ 164,630
40	[1]	Wayfair, Inc.	3,697
3,162	[1]	YETI Holdings, Inc.	156,709
		TOTAL	8,225,014
		Consumer Staples—3.1%
5,118		Archer-Daniels-Midland Co.	391,015
201		Casey’s General Stores, Inc.	159,753
3,242		Colgate-Palmolive Co.	297,227
123		Costco Wholesale Corp.	115,063
1,098	[1]	Darling Ingredients, Inc.	59,973
1,303		Dollar General Corp.	149,988
556	[1]	Dollar Tree, Inc.	67,248
1,900		Estee Lauder Cos., Inc., Class A	150,005
11,430		Kraft Heinz Co./The	269,977
7,198		Kroger Co.	399,705
1,498		Lamb Weston Holdings, Inc.	64,684
1,437	[1]	Maplebear, Inc.	68,042
9,000	[1]	Mission Produce, Inc.	106,110
752		Molson Coors Beverage Co., Class B	29,298
1,027		PepsiCo, Inc.	139,056
2,272		Philip Morris International, Inc.	411,027
3,954		Procter & Gamble Co.	579,814
2,339		Smucker (J.M.) Co.	263,137
15,000	[1]	Suja Life, Inc.	152,400
11,214		The Coca-Cola Co.	911,362
7,865		WalMart, Inc.	890,790
		TOTAL	5,675,674
		Energy—2.1%
3,686		Antero Midstream Corp.	83,857
103		Cheniere Energy, Inc.	24,618
1,646		Chevron Corp.	272,841
2,851		ConocoPhillips	296,390
10,499		Devon Energy Corp.	433,819
2,308		Diamondback Energy, Inc.	405,700
4,813		EQT Corp.	255,907
801		Expand Energy Corp.	73,043
7,860		Exxon Mobil Corp.	1,074,619
5,560		Kinder Morgan, Inc.	177,753
3,937		Ovintiv, Inc.	207,283
5,438		TechnipFMC PLC	360,540
2,568		Williams Cos., Inc.	190,905
		TOTAL	3,857,275
		Financials—8.2%
7		American Express Co.	2,368
8,400	[1]	American Integrity Insurance Group, Inc.	158,172
2,425		American International Group, Inc.	180,735
774		Apollo Global Management, Inc.	91,572
3,233	[1]	Arch Capital Group Ltd.	313,795
3,199		Axis Capital Holdings Ltd.	343,700
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
13,754		Bank of America Corp.	$ 783,703
3,698		Bank of New York Mellon Corp.	534,768
4,423	[1]	Berkshire Hathaway, Inc., Class B	2,213,225
103		BlackRock, Inc.	99,041
326		Capital One Financial Co.	65,402
407		Cboe Global Markets, Inc.	98,767
533		Charles Schwab Corp.	49,180
2,760		Citigroup, Inc.	386,290
5,837		Equitable Holdings, Inc.	256,128
10,000	[1]	Ethos Technologies, Inc.	181,400
461		Everest Group Ltd.	164,683
24,000	[1]	Exzeo Group, Inc.	404,880
5,808		Fidelity National Information Services, Inc.	225,815
4,800	[1]	Figure Technology Solutions, Inc.	147,408
3,045	[1]	Fiserv, Inc.	149,357
4,782		Global Payments, Inc.	346,982
243		Goldman Sachs Group, Inc.	245,763
3,921		Janus Henderson Group PLC	203,696
6,365		JPMorgan Chase & Co.	2,083,455
2,494		KKR & Co., Inc.	228,899
4,332		MetLife, Inc.	366,530
2,971		Morgan Stanley	621,058
784		Morningstar, Inc.	122,320
1,314		PayPal Holdings, Inc.	56,738
36,000	[1]	Pics NV	382,680
50		PNC Financial Services Group, Inc.	12,311
2,455		Progressive Corp., OH	536,295
436		Prudential Financial, Inc.	47,057
503		RenaissanceRe Holdings Ltd.	159,401
184	[1]	Robinhood Markets, Inc.	18,451
599		S&P Global, Inc.	243,949
1,006		South State Corp.	100,499
1,713		State Street Corp.	290,525
669		The Hartford Insurance Group, Inc.	88,656
3,092		U.S. Bancorp	186,757
698		Unum Group	62,401
1,985		VOYA Financial, Inc..	179,702
18,000	[1]	Wealthfront Corp.	160,920
10,241		Wells Fargo & Co.	846,316
2,528		Western Alliance Bancorp	207,802
32,450		Western Union Co.	249,865
246	[1]	WEX, Inc.	34,708
2,857		XP, Inc.	46,455
		TOTAL	14,980,580
		Health Care—5.7%
1,049		Abbott Laboratories	95,186
3,067		AbbVie, Inc.	771,780
745		Agilent Technologies, Inc.	98,958
113	[1]	Ascendis Pharma A/S, ADR	30,139
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
2,590	[1]	Avantor, Inc.	$ 25,641
1,158		Becton Dickinson & Co.	175,240
273	[1]	Biogen, Inc.	58,984
8,702		Bristol-Myers Squibb Co.	501,409
1,440	[1,2]	Bristol-Myers Squibb Co., Rights	1,008
1,646		Cardinal Health, Inc.	391,024
544	[1]	Caris Life Sciences, Inc.	9,694
5,628	[1]	Centene Corp.	361,261
222	[1]	Charles River Laboratories International, Inc.	50,347
231		Chemed Corp.	107,586
757		CVS Health Corp.	78,312
1,456		Danaher Corp.	277,339
2,345	[1]	Edwards Lifesciences Corp.	212,129
952	[1]	Elanco Animal Health, Inc.	23,429
38		Elevance Health, Inc.	14,696
3,000	[1]	Generate Biomedicines, Inc.	50,610
3,485		Gilead Sciences, Inc.	440,295
1,206		HCA Healthcare, Inc.	470,207
548	[1]	Incyte Corp.	62,121
198	[1]	IQVIA Holdings, Inc.	38,258
1,042	[1]	Jazz Pharmaceuticals PLC	251,091
6,136		Johnson & Johnson	1,558,360
18,000	[1]	Kyverna Therapeutics, Inc.	160,380
1,500	[1]	LB Pharmaceuticals, Inc.	48,683
4,500	[1]	Legend Biotech Corp., ADR	129,960
36,000	[1]	Lumexa Imaging Holdings, Inc.	406,080
184		McKesson Corp.	139,030
1,819		Medtronic PLC	142,300
5,397		Merck & Co., Inc.	693,515
3,600	[1]	Mineralys Therapeutics, Inc.	97,128
83	[1]	Moderna, Inc.	5,812
3,745		Pfizer, Inc.	90,180
1,308		Qiagen NV	51,143
420		Regeneron Pharmaceuticals, Inc.	261,887
4,000	[1]	Relay Therapeutics, Inc.	74,840
89,195	[1]	Sophia Genetics S.A.	514,655
333		STERIS PLC	70,120
1,644	[1]	Tenet Healthcare Corp.	307,560
556		Thermo Fisher Scientific, Inc.	278,756
1,518		UnitedHealth Group, Inc.	630,926
1,025	[1]	Veeva Systems, Inc.	181,907
1,250		Viatris, Inc.	19,850
		TOTAL	10,459,816
		Industrials—5.7%
795		Advanced Drainage System, Inc.	124,783
9,000	[1]	AIRO Group Holdings, Inc.	66,510
15,000	[1]	BETA Technologies, Inc.	251,250
536		Broadridge Financial Solutions, Inc.	73,405
544	[1]	Builders Firstsource, Inc.	48,677
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
240		BWX Technologies, Inc.	$ 46,716
18,000	[1]	Byrna Technologies, Inc.	120,780
1,553		C.H. Robinson Worldwide, Inc.	292,492
7,555		CNH Industrial NV	84,843
338		Crane Co.	75,398
35,000	[1]	CSG B.V.	510,973
393		Cummins, Inc.	280,291
494		Curtiss-Wright Corp.	374,333
375		DELTA AIR LINES 2020-1 CLASS	35,122
371		Eaton Corp. PLC	158,090
12,000	[1]	EquipmentShare.com, Inc.	235,920
11,000	[1]	ERock, Inc.	159,500
153		Expeditors International of Washington, Inc.	24,936
105		FedEx Corp.	32,879
52	[1]	Fedex Freight Holding Co., Inc.	7,852
46		Fortive Corp.	2,810
1,214		General Dynamics Corp.	430,047
9,500	[1]	GO, Inc.	128,774
3,364		Graco, Inc.	254,352
9,000	[1]	Grupo Aeromexico SAB de CV, ADR	162,000
6,213	[1]	Hawkeye 360, Inc.	125,627
1,000	[1]	Honeywell Aerospace, Inc.	221,080
1,000		Honeywell International, Inc.	223,900
427		Huntington Ingalls Industries, Inc.	119,513
1,430		J. B. Hunt Transportation Services, Inc.	413,885
215		Johnson Controls International PLC	31,414
2,400	[1]	Karman Holdings, Inc.	119,808
136	[1]	Kirby Corp.	18,492
827		L3Harris Technologies, Inc.	240,318
882		Landstar System, Inc.	182,406
1,274		Leidos Holdings, Inc.	131,184
1,009	[1]	Middleby Corp.	173,558
12		Northrop Grumman Corp.	6,112
433		Oshkosh Corp.	66,457
2,740		Owens Corning, Inc.	435,550
286		Parker-Hannifin Corp.	279,742
79		Paycom Software, Inc.	9,929
2,988		Pentair PLC	229,060
1,768		Republic Services, Inc.	376,725
184		Rockwell Automation, Inc.	91,095
2,712		RTX Corp.	514,548
1,388		Ryder System, Inc.	366,113
273	[1]	Saia, Inc.	114,977
4,413		Sensata Technologies Holdings PLC	210,677
3,659		Southwest Airlines Co.	188,146
2,702		Tetra Tech, Inc.	78,061
3,815		Toro Co.	371,657
1,399	[1,2]	TPG, Inc., Rights	14
2,379	[1]	Trex Co., Inc.	119,045
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
467	[1]	Uber Technologies, Inc.	$ 33,699
1,789		UL Solutions, Inc.	182,228
45		United Parcel Service, Inc.	4,837
149		United Rentals, Inc.	168,801
90		Valmont Industries, Inc.	51,984
438		Verisk Analytics, Inc.	78,634
12,000	[1]	Vincorion SE	229,837
502		Xylem, Inc.	59,341
3,000	[1]	York Space Systems, Inc.	73,860
		TOTAL	10,325,047
		Information Technology—7.7%
1,103		Accenture PLC	137,257
1,286	[1]	Adobe, Inc.	263,656
75		Analog Devices, Inc.	29,788
12,575		Apple, Inc.	3,638,702
4,050		BitMine Immersion Technologies, Inc.	53,906
131	[1]	Circle Internet Finance PLC	8,205
1,758	[1]	Cirrus Logic, Inc.	261,116
8,568		Cisco Systems, Inc.	1,006,397
338		Dell Technologies, Inc.	145,834
2,563	[1]	DocuSign, Inc.	113,848
1,194	[1]	Everpure, Inc.	94,075
489	[1]	F5, Inc.	203,404
2,671	[1]	Figma, Inc.	48,318
539	[1]	First Solar, Inc.	127,182
4,431		Hewlett Packard Enterprise Co.	199,882
1,691		IBM Corp.	475,526
11,129	[1]	Innoscripta SE	973,264
9,642	[1]	Intel Corp.	1,346,313
643		Intuit, Inc.	167,823
452	[1]	IonQ, Inc.	24,074
1,123	[1]	Keysight Technologies, Inc.	393,129
7,097		Microsoft Corp.	2,647,323
522	[1]	MongoDB, Inc.	175,340
890	[1]	Nutanix, Inc.	45,354
36	[1]	Okta, Inc.	4,912
13	[1]	Onto Innovation, Inc.	4,920
416		Pegasystems, Inc.	12,468
1,727	[1]	Qorvo, Inc.	161,077
2,718		Qualcomm, Inc.	502,259
2,183	[1]	Ralliant Corp.	160,734
561	[1]	Rubrik, Inc.	45,037
1,993		Salesforce, Inc.	312,223
495	[1]	Twilio, Inc.	102,133
98	[1]	Tyler Technologies, Inc.	28,661
427	[1]	Unity Software, Inc.	12,204
689		Verisign, Inc.	173,325
143	[1]	Zebra Technologies Corp., Class A	37,646
		TOTAL	14,137,315
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—1.5%
658		Albemarle Corp.	$ 88,850
130		Alcoa Corp.	6,778
3,169		AngloGold Ashanti PLC	256,340
990		Aptargroup, Inc.	123,948
198		Avery Dennison Corp.	32,145
1,520		Celanese Corp.	69,920
1,497		Corteva, Inc.	126,781
3,095		CRH PLC	331,165
954		Crown Holdings, Inc.	106,676
1,108		Ecolab, Inc.	308,700
64		Freeport-McMoRan, Inc.	4,025
8,804		Hecla Mining Co.	135,846
1,193		Linde PLC	619,096
5,132		Newmont Corp.	479,329
		TOTAL	2,689,599
		Real Estate—1.6%
57		Avalonbay Communities, Inc.	10,755
1,059	[1]	CBRE Group, Inc.	142,637
2,285		Crown Castle, Inc.	173,043
59		Digital Realty Trust, Inc.	10,595
389		Equinix, Inc.	405,490
4,589		Host Hotels & Resorts, Inc.	108,805
87		Jones Lang LaSalle, Inc.	26,966
30,000	[1]	NS Group, Inc.	271,402
3,985		ProLogis, Inc.	539,848
1,141		Public Storage	363,192
1,540		Regency Centers Corp.	122,800
1,355		SBA Communications, Corp.	239,103
970		Welltower, Inc.	220,161
3,711		WP Carey, Inc.	265,336
		TOTAL	2,900,133
		Utilities—1.5%
12,414		AES Corp.	181,989
5,588		Brookfield Renewable Corp.	207,427
6,037		Clearway Energy, Inc.	206,345
109		Constellation Energy Corp.	27,072
1,173		DTE Energy Co.	178,730
3,477		Duke Energy Corp.	440,119
5,284		EverSource Energy	381,875
7,272		NextEra Energy, Inc.	638,263
132		NiSource, Inc.	6,277
1,987		OGE Energy Corp.	96,687
2,793		Public Service Enterprises Group, Inc.	226,680
544	[1]	Talen Energy Corp.	209,037
		TOTAL	2,800,501
		TOTAL COMMON STOCKS (IDENTIFIED COST $62,812,147)	79,198,821
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—19.6%
	Treasury Inflation-Indexed Note—0.0%
$ 14,051	U.S. Treasury Inflation-Protected Notes, 1.000%, 2/15/2046	$ 10,315
	U.S. Treasury Bond—3.9%
150,000	United States Treasury Bond, 1.375%, 11/15/2040	96,938
760,000	United States Treasury Bond, 1.625%, 11/15/2050	397,219
660,000	United States Treasury Bond, 2.375%, 2/15/2042	481,284
20,000	United States Treasury Bond, 2.750%, 11/15/2047	14,097
1,000	United States Treasury Bond, 3.000%, 11/15/2044	765
900,000	United States Treasury Bond, 3.000%, 2/15/2049	655,875
1,100,000	United States Treasury Bond, 3.125%, 5/15/2048	826,031
475,000	United States Treasury Bond, 4.250%, 2/15/2054	423,789
2,720,000	United States Treasury Bond, 4.250%, 8/15/2054	2,428,025
370,000	United States Treasury Bond, 4.500%, 2/15/2044	352,367
310,000	United States Treasury Bond, 4.625%, 5/15/2044	299,441
1,200,000	United States Treasury Bond, 4.625%, 2/15/2055	1,140,187
	TOTAL	7,116,018
	U.S. Treasury Note—15.7%
330,000	United States Treasury Note, 0.625%, 7/31/2026	329,147
200,000	United States Treasury Note, 0.875%, 11/15/2030	173,653
675,000	United States Treasury Note, 1.250%, 12/31/2026	666,062
300,000	United States Treasury Note, 1.375%, 11/15/2031	259,031
400,000	United States Treasury Note, 1.500%, 1/31/2027	394,231
200,000	United States Treasury Note, 1.625%, 5/15/2031	177,406
50,000	United States Treasury Note, 2.250%, 11/15/2027	48,732
3,800,000	United States Treasury Note, 2.625%, 5/31/2027	3,749,500
4,150,000	United States Treasury Note, 2.750%, 7/31/2027	4,089,161
110,000	United States Treasury Note, 3.125%, 8/31/2027	108,735
900,000	United States Treasury Note, 3.375%, 2/29/2028	888,804
1,600,000	United States Treasury Note, 3.500%, 9/30/2027	1,587,463
950,000	United States Treasury Note, 3.500%, 2/28/2031	922,094
250,000	United States Treasury Note, 3.625%, 3/31/2028	247,689
150,000	United States Treasury Note, 3.875%, 11/30/2027	149,403
1,000,000	United States Treasury Note, 3.875%, 3/15/2028	995,226
225,000	United States Treasury Note, 3.875%, 6/30/2030	222,381
2,835,000	United States Treasury Note, 4.000%, 7/31/2029	2,821,842
300,000	United States Treasury Note, 4.125%, 7/31/2028	299,765
760,000	United States Treasury Note, 4.125%, 11/30/2029	758,842
270,000	United States Treasury Note, 4.125%, 3/31/2031	268,987
225,000	United States Treasury Note, 4.125%, 7/31/2031	224,051
600,000	United States Treasury Note, 4.125%, 10/31/2031	597,000
600,000	United States Treasury Note, 4.125%, 5/31/2032	595,734
500,000	United States Treasury Note, 4.125%, 2/15/2036	487,883
400,000	United States Treasury Note, 4.250%, 12/31/2026	400,558
2,600,000	United States Treasury Note, 4.250%, 11/15/2034	2,574,406
345,000	United States Treasury Note, 4.375%, 7/31/2026	345,188
300,000	United States Treasury Note, 4.500%, 5/31/2029	302,712
3,900,000	United States Treasury Note, 4.625%, 2/15/2035	3,962,136
	TOTAL	28,647,822
	TOTAL U.S. TREASURIES (IDENTIFIED COST $37,600,413)	35,774,155
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—14.6%
	Basic Industry - Chemicals—0.1%
$ 105,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 104,733
	Basic Industry - Metals & Mining—0.1%
75,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	76,321
30,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 4.900%, 7/1/2031	30,015
	TOTAL	106,336
	Capital Goods - Aerospace & Defense—0.5%
125,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	123,651
55,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	59,855
70,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	78,730
70,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	71,187
15,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.300%, 3/16/2031	14,745
35,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 4.950%, 3/16/2036	34,479
35,000	Honeywell Aerospace, Inc., Sr. Unsecd. Note, 144A, 5.732%, 3/16/2056	35,023
130,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	127,986
120,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	119,187
125,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	124,172
115,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	117,135
100,000	Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/15/2027	99,478
	TOTAL	1,005,628
	Capital Goods - Building Materials—0.0%
30,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	31,639
30,000	Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	32,205
	TOTAL	63,844
	Capital Goods - Construction Machinery—0.2%
125,000	Caterpillar Financial Services Corp., Sr. Unsecd. Note, 3.950%, 11/14/2028	123,796
75,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	73,425
50,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	49,462
145,000	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 7/18/2029	138,307
	TOTAL	384,990
	Capital Goods - Diversified Manufacturing—0.1%
80,000	Honeywell International, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2050	51,626
75,000	Honeywell International, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2034	73,300
60,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	61,127
60,000	Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	54,076
	TOTAL	240,129
	Capital Goods - Environmental—0.1%
40,000	Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	34,668
55,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	55,511
60,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	56,163
40,000	Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	38,503
	TOTAL	184,845
	Communications - Cable & Satellite—0.3%
75,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	44,083
50,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 4.800%, 3/1/2050	37,332
100,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	63,806
275,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	273,495
180,000	Comcast Corp., Sr. Unsecd. Note, 5.350%, 5/15/2053	155,308
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$ 40,000	Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	$ 35,882
	TOTAL	609,906
	Communications - Media & Entertainment—0.4%
60,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	60,563
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	99,180
75,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	70,991
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	99,332
100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	87,451
95,000	Meta Platforms, Inc., Sr. Unsecd. Note, 6.300%, 5/15/2056	94,628
100,000	Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	97,524
90,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	65,800
45,000	Walt Disney Co., Sr. Unsecd. Note, 3.800%, 5/13/2060	32,576
	TOTAL	708,045
	Communications - Telecom Wireless—0.4%
60,000	American Tower Corp., Sr. Unsecd. Note, 2.700%, 4/15/2031	54,614
110,000	American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	71,745
20,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.350%, 7/15/2031	19,953
30,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2036	29,620
30,000	Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 6.650%, 7/15/2056	28,963
100,000	T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	73,851
80,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	79,893
65,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.200%, 1/15/2033	65,789
50,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.250%, 6/15/2055	44,349
115,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.250%, 5/30/2048	103,338
75,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.350%, 6/18/2036	74,406
	TOTAL	646,521
	Communications - Telecom Wirelines—0.5%
125,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	121,162
25,000	AT&T, Inc., Sr. Unsecd. Note, 5.250%, 10/30/2036	24,560
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	200,994
75,000	AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	72,534
25,000	AT&T, Inc., Sr. Unsecd. Note, 6.200%, 10/30/2056	24,730
70,000	Beacon Point DC LLC, 144A, 6.129%, 11/30/2042	70,629
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	67,972
80,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	63,590
80,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	61,867
150,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	118,632
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.875%, 11/30/2055	87,376
	TOTAL	914,046
	Consumer Cyclical - Automotive—0.4%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.375%, 12/14/2028	142,114
140,000	Ford Motor Co., Sr. Unsecd. Note, 3.250%, 2/12/2032	123,445
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	48,063
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 1/8/2036	49,835
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	128,922
30,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.000%, 4/7/2031	29,963
120,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	121,421
150,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.500%, 3/10/2031	147,315
	TOTAL	791,078
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Leisure—0.1%
$ 75,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	$ 74,717
100,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	96,899
	TOTAL	171,616
	Consumer Cyclical - Retailers—0.1%
60,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	59,103
110,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	105,658
100,000	WalMart, Inc., Sr. Unsecd. Note, 4.100%, 4/28/2027	100,059
	TOTAL	264,820
	Consumer Cyclical - Services—0.3%
115,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.500%, 6/3/2050	66,560
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.875%, 8/22/2037	111,889
30,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.250%, 3/13/2031	29,549
55,000	Amazon.com, Inc., Sr. Unsecd. Note, 4.875%, 3/13/2036	54,163
55,000	Amazon.com, Inc., Sr. Unsecd. Note, 5.800%, 3/13/2056	54,688
125,000	Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	123,809
65,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	64,278
	TOTAL	504,936
	Consumer Non-Cyclical - Food/Beverage—0.5%
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	102,449
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 5.100%, 5/6/2035	149,694
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	37,117
25,000	Flowers Foods, Inc., Sr. Unsecd. Note, 2.400%, 3/15/2031	21,698
125,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	124,756
50,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	40,064
95,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	95,410
60,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	59,152
70,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.750%, 10/21/2051	43,691
85,000	The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	85,790
150,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	154,395
	TOTAL	914,216
	Consumer Non-Cyclical - Health Care—0.4%
100,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	100,117
62,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.794%, 5/20/2050	45,092
110,000	CVS Health Corp., Sr. Unsecd. Note, 4.250%, 4/1/2050	86,576
85,000	CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	87,769
35,000	CVS Health Corp., Sr. Unsecd. Note, 6.200%, 9/15/2055	35,836
115,000	Danaher Corp., Sr. Unsecd. Note, 2.600%, 10/1/2050	69,670
105,000	HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	71,096
100,000	HCA, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2031	99,099
135,000	Solventum Corp., Sr. Unsecd. Note, 5.900%, 4/30/2054	133,714
	TOTAL	728,969
	Consumer Non-Cyclical - Pharmaceuticals—0.5%
120,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	98,028
60,000	AbbVie, Inc., Sr. Unsecd. Note, 4.875%, 3/15/2030	60,673
124,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	126,221
95,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	92,526
110,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	97,137
75,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	48,981
75,000	Bristol-Myers Squibb Co., Sr. Sub. Secd. Note, 5.550%, 2/22/2054	73,294
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 70,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 3.700%, 3/15/2052	$ 51,343
40,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	32,530
30,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 5.100%, 6/15/2035	30,261
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	70,074
70,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.750%, 5/19/2033	69,349
60,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 5.300%, 5/19/2053	56,564
45,000	Pfizer, Inc., Sr. Unsecd. Note, 4.200%, 11/15/2030	44,432
71,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 2.800%, 9/15/2050	43,453
	TOTAL	994,866
	Consumer Non-Cyclical - Products—0.1%
100,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	99,668
	Consumer Non-Cyclical - Supermarkets—0.1%
120,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	118,462
	Consumer Non-Cyclical - Tobacco—0.2%
50,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	34,818
110,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	90,755
125,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.100%, 5/1/2030	113,994
75,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	78,581
25,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	27,306
	TOTAL	345,454
	Energy - Independent—0.1%
35,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 5.000%, 12/15/2029	35,359
60,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	66,360
	TOTAL	101,719
	Energy - Integrated—0.0%
35,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	34,716
95,000	Chevron Corp., Sr. Unsecd. Note, 3.078%, 5/11/2050	63,716
	TOTAL	98,432
	Energy - Midstream—0.7%
55,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	51,345
30,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	30,032
80,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	81,719
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2029	42,581
145,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	106,954
50,000	Energy Transfer LP, Sr. Unsecd. Note, 6.300%, 1/15/2056	50,200
110,000	Energy Transfer LP, Sr. Unsecd. Note, Series 10Y, 4.950%, 6/15/2028	110,613
75,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	79,367
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 9/1/2032	99,513
50,000	MPLX LP, Sr. Unsecd. Note, 5.400%, 9/15/2035	49,886
40,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	36,612
25,000	ONEOK, Inc., Sr. Unsecd. Note, 4.950%, 7/13/2047	21,539
25,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	26,321
65,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	68,174
60,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	55,117
160,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	151,699
80,000	TransCanada PipeLines Ltd., Sr. Secd. Note, 5.100%, 3/15/2049	75,038
90,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	88,057
	TOTAL	1,224,767
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Energy - Refining—0.1%
$ 60,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	$ 52,456
100,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	98,474
	TOTAL	150,930
	Financial Institution - Banking—3.3%
150,000	AerCap Funding DAC, Sr. Unsecd. Note, 4.875%, 7/7/2031	149,323
20,000	American Express Co., Sr. Unsecd. Note, 4.444%, 5/3/2030	19,879
25,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	24,993
90,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	91,096
160,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	141,373
385,000	Bank of America Corp., Sr. Unsecd. Note, 3.419%, 12/20/2028	378,618
30,000	Bank of America Corp., Sr. Unsecd. Note, 4.477%, 4/23/2030	29,815
30,000	Bank of America Corp., Sr. Unsecd. Note, 4.695%, 4/23/2032	29,754
140,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	142,793
125,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	127,695
30,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	29,893
80,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.540%, 4/23/2032	79,255
50,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	49,810
25,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	24,669
85,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	82,773
110,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	109,046
125,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	124,349
195,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	200,925
120,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.718%, 7/23/2032	123,208
120,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	122,703
60,000	Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	61,660
75,000	FNB Corp. (PA), 5.722%, 12/11/2030	75,628
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.948%, 10/21/2027	99,227
275,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	241,966
40,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.594%, 4/20/2030	39,779
135,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.939%, 10/21/2036	131,141
40,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.094%, 4/20/2034	39,851
150,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	147,551
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	90,558
360,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 1/23/2029	354,101
25,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.408%, 4/23/2030	24,791
65,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.622%, 4/23/2032	64,264
65,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.148%, 4/23/2037	64,556
90,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	91,537
125,000	JPMorgan Chase & Co., Sub., 5.576%, 7/23/2036	126,952
95,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	101,192
120,000	M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	119,019
50,000	Morgan Stanley, Sr. Unsecd. Note, 4.555%, 4/10/2030	49,689
50,000	Morgan Stanley, Sr. Unsecd. Note, 4.809%, 4/16/2032	49,622
50,000	Morgan Stanley, Sr. Unsecd. Note, 5.296%, 4/10/2037	49,770
75,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	76,170
90,000	Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	93,410
290,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 1/24/2029	286,097
40,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	34,804
75,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	65,224
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 125,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	$ 133,752
50,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	50,172
80,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	82,052
135,000	PNC Financial Services Group, Inc., Sub., 4.626%, 6/6/2033	131,416
60,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	61,592
55,000	State Street Corp., Sr. Unsecd. Note, 4.558%, 4/23/2032	54,387
40,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.680%, 4/23/2032	39,493
65,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 4.964%, 10/23/2036	63,249
25,000	Truist Financial Corp., Sr. Unsecd. Note, Series I, 5.281%, 4/23/2037	24,767
20,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	19,976
40,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	41,626
175,000	U.S. Bancorp, 4.967%, 7/22/2033	173,450
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 4.960%, 1/23/2037	97,665
30,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.244%, 1/24/2031	30,415
75,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	76,473
120,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	121,096
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	107,972
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	99,176
	TOTAL	6,069,258
	Financial Institution - Broker/Asset Mgr/Exchange—0.2%
40,000	BlackRock, Inc., Sr. Unsecd. Note, 4.750%, 5/25/2033	40,065
125,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	106,855
50,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	49,371
100,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	97,556
	TOTAL	293,847
	Financial Institution - Finance Companies—0.1%
150,000	Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	148,679
60,000	Takeoff Merger Sub., Inc., Sr. Unsecd. Note, 144A, 4.500%, 3/24/2029	59,506
	TOTAL	208,185
	Financial Institution - Insurance - Health—0.1%
120,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2033	118,318
50,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.700%, 2/15/2055	48,637
150,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.050%, 5/15/2041	113,236
	TOTAL	280,191
	Financial Institution - Insurance - Life—0.4%
110,000	CoreBridge Global Funding, Secured Note, 144A, 4.900%, 12/3/2029	110,062
65,000	Lincoln National Corp., Sr. Unsecd. Note, 3.400%, 1/15/2031	61,126
100,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	79,982
100,000	Northwestern Mutual Life Insurance Co., Sub., 144A, 6.050%, 6/30/2056	101,839
50,000	Pacific Life Global Funding II, Sr. Secd. Note, 144A, 4.900%, 1/11/2029	50,304
70,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	55,537
120,000	Principal Life Global Funding II, 144A, 1.625%, 11/19/2030	104,722
100,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 5/15/2044	87,491
	TOTAL	651,063
	Financial Institution - Insurance - P&C—0.4%
130,000	Aon North America, Inc., 5.750%, 3/1/2054	127,641
100,000	Chubb INA Holdings LLC., Sr. Unsecd. Note, 1.375%, 9/15/2030	87,708
120,000	CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	121,727
70,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	69,959
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 200,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	$ 259,543
60,000	The Travelers Cos., Inc., Sr. Unsecd. Note, 5.450%, 5/25/2053	58,274
	TOTAL	724,852
	Financial Institution - REIT - Apartment—0.2%
135,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	133,978
125,000	Camden Property Trust, Sr. Unsecd. Note, 4.900%, 1/15/2034	124,562
85,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 5.300%, 2/15/2032	86,908
100,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,431
	TOTAL	443,879
	Financial Institution - REIT - Healthcare—0.2%
100,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	87,384
125,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	123,862
60,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	60,249
90,000	Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	82,571
	TOTAL	354,066
	Financial Institution - REIT - Office—0.1%
125,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	102,068
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	34,291
	TOTAL	136,359
	Financial Institution - REIT - Other—0.1%
150,000	WP Carey, Inc., Sr. Unsecd. Note, 5.200%, 9/15/2036	148,086
	Financial Institution - REIT - Retail—0.2%
125,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	135,284
30,000	Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	29,460
120,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	119,278
	TOTAL	284,022
	Technology—1.5%
115,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	61,460
15,000	Alphabet, Inc., Sr. Unsecd. Note, 4.100%, 2/15/2031	14,742
40,000	Alphabet, Inc., Sr. Unsecd. Note, 4.800%, 2/15/2036	39,337
25,000	Alphabet, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2056	24,685
215,000	Apple, Inc., Sr. Unsecd. Note, 2.375%, 2/8/2041	152,145
65,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 8/20/2050	37,602
80,000	Apple, Inc., Sr. Unsecd. Note, 4.000%, 5/10/2028	79,713
60,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	60,053
20,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	19,583
80,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	67,057
65,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 5.550%, 8/22/2034	64,207
75,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	75,668
75,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	75,277
65,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	65,564
60,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	59,163
155,000	Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.550%, 3/10/2029	153,831
125,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	120,000
150,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	145,482
45,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	41,745
75,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	73,651
50,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	49,005
20,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.250%, 4/1/2033	20,067
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 80,000		Intel Corp., Sr. Unsecd. Note, 4.650%, 6/1/2031	$ 79,249
75,000		Intel Corp., Sr. Unsecd. Note, 5.300%, 5/15/2036	74,659
60,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	59,367
65,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 5.350%, 7/30/2030	66,257
100,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	98,916
65,000		Microsoft Corp., Sr. Unsecd. Note, 2.525%, 6/1/2050	38,683
105,000		Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	98,345
105,000		Oracle Corp., Sr. Unsecd. Note, 5.375%, 9/27/2054	82,422
125,000		Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	121,101
20,000		Oracle Corp., Sr. Unsecd. Note, 5.950%, 9/26/2055	17,007
80,000		Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	75,343
125,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	120,852
60,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	62,672
120,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	107,807
130,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	128,449
40,000		VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	39,849
50,000		VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	44,047
		TOTAL	2,815,062
		Transportation - Railroads—0.2%
90,000	[3]	Burlington Northern Santa Fe LLC, Sr. Unsecd. Note, 5.200% (180-DAY AVERAGE SOFR +0.000%), 4/15/2054	83,835
135,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.500%, 5/1/2050	96,102
65,000		Union Pacific Corp., Sr. Unsecd. Note, 2.375%, 5/20/2031	58,715
125,000		Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	116,264
		TOTAL	354,916
		Transportation - Services—0.1%
75,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.700%, 4/30/2031	74,794
65,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.900%, 5/1/2033	64,537
80,000		FedEx Corp., Sr. Unsecd. Note, 3.250%, 5/15/2041	62,797
75,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.850%, 3/1/2027	74,220
		TOTAL	276,348
		Utility - Electric—1.1%
165,000		Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	157,339
100,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	91,471
75,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	78,308
25,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.500%, 10/1/2053	26,843
125,000		Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	124,656
125,000		Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 9/1/2046	93,870
100,000		Duke Energy Corp., Sr. Unsecd. Note, 5.700%, 9/15/2055	96,292
50,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	42,735
50,000		Emera US Finance, LLC, Sr. Unsecd. Note, 4.500%, 4/1/2029	49,666
50,000		Emera US Finance, LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	49,803
100,000		Enel Finance International NV, Co. Guarantee, 144A, 6.000%, 10/7/2039	102,226
190,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	152,987
25,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	19,161
125,000		Exelon Corp., Sr. Unsecd. Note, 4.700%, 4/15/2050	105,157
120,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	100,548
93,000		Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	92,659
235,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.250%, 6/1/2030	214,427
75,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	75,987
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 80,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	$ 65,884
10,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	10,114
125,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	119,502
185,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	182,812
20,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	20,147
		TOTAL	2,072,594
		Utility - Natural Gas—0.1%
155,000		Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	151,308
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,640,221)	26,742,992
		REPURCHASE AGREEMENT—3.4%
6,285,000		Interest in $584,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $584,059,211 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $595,740,395. (IDENTIFIED COST $6,285,000)	6,285,000
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
		Commercial Mortgage—0.4%
110,000		Bank 2022-BNK40, Class A4, 3.502%, 3/15/2064	101,772
85,000		Bank, Class A4, 3.488%, 11/15/2050	82,855
250,000		Barclays Commercial Mortgage S 2026-5C42, Class A2, 5.114%, 7/15/2033	252,039
200,000		Benchmark Mortgage Trust 2020-B19, Class A5, 1.850%, 9/15/2053	177,747
16,036		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	15,748
80,048		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	79,368
		TOTAL	709,529
		Federal Home Loan Mortgage Corporation—0.1%
159,528		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	151,600
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $915,210)	861,129
		FOREIGN GOVERNMENTS/AGENCIES—0.2%
		Sovereign—0.2%
300,000		Mexico, Government of, Series 10, 5.625%, 9/22/2035	291,450
100,000		Peru, Government of, Sr. Unsecd. Note, 5.500%, 3/30/2036	100,965
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $394,872)	392,415
		MORTGAGE-BACKED SECURITIES—0.0%
		Government National Mortgage Association—0.0%
1,132		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,166
855		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	881
2,696		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,795
3,590		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,722
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,248)	8,564
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal National Mortgage Association—0.0%
1,320	[3]	Federal National Mortgage Association ARM, 6.594%, 9/1/2037 (IDENTIFIED COST $1,322)	1,374
		PURCHASED PUT OPTIONS—0.1%
40,000		State Street SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $740, Notional Amount $29,870,800, Expiration Date 7/2/2026	36,420
60,000		State Street SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $720, Notional Amount $44,806,200, Expiration Date 7/10/2026	53,700
Semi-Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	PURCHASED PUT OPTIONS—continued
60,000	State Street SPDR S&P 500 ETF Trust (PUT-Option), Exercise Price $730, Notional Amount $44,806,200, Expiration Date 7/2/2026	$ 18,900
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $220,948)	109,020
	INVESTMENT COMPANIES—17.9%
36,480	Bank Loan Core Fund	304,613
195,698	Emerging Markets Core Fund	1,794,548
527,578	Federated Hermes High Income Bond Fund II, Class P	2,827,816
1,235	Federated Hermes Short-Intermediate Government Fund, Institutional Shares	11,915
2,443,295	Mortgage Core Fund	20,450,384
807,435	Project and Trade Finance Core Fund	7,226,546
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $32,155,489)	32,615,822
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $168,033,870)[4]	181,989,292
	OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	690,548
	NET ASSETS—100%	$182,679,840
At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
S&P 500 E-Mini Long Futures	140	$52,837,750	September 2026	$(362,212)
United States Treasury Notes 2-Year Long Futures	27	$5,565,586	September 2026	$(6,993)
United States Treasury Notes 5-Year Long Futures	49	$5,245,297	September 2026	$3,137
United States Treasury Notes 10-Year Ultra Long Futures	5	$562,344	September 2026	$(2,121)
Short Futures:
United States Treasury Notes 10-Year Short Futures	100	$10,989,063	September 2026	$(25,511)
United States Treasury Ultra Bond Short Futures	5	$580,781	September 2026	$3,988
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(389,712)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) or an affiliate of the Co-Advisers. Transactions with affiliated fund holdings during the period ended June 30, 2026, were as follows:
Affiliates	Value as of 12/31/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2026	Shares Held as of 6/30/2026	Dividend Income
Bank Loan Core Fund	$1,006,210	$21,680	$(700,000)	$(8,404)	$(14,873)	$304,613	36,480	$21,680
Emerging Markets Core Fund	$1,717,623	$59,205	$—	$17,720	$—	$1,794,548	195,698	$59,227
Federated Hermes High Income Bond Fund II, Class P	$2,789,101	$235,529	$—	$(196,814)	$—	$2,827,816	527,578	$235,529
Federated Hermes Short-Intermediate Government Fund, Institutional Shares	$11,904	$207	$—	$(196)	$—	$11,915	1,235	$243
Mortgage Core Fund	$20,210,080	$507,181	$—	$(266,877)	$—	$20,450,384	2,443,295	$507,182
Project and Trade Finance Core Fund	$6,992,318	$210,339	$—	$23,889	$—	$7,226,546	807,435	$210,383
TOTAL OF AFFILIATED TRANSACTIONS	$32,727,236	$1,034,141	$(700,000)	$(430,682)	$(14,873)	$32,615,822	4,011,721	$1,034,244
Semi-Annual Financial Statements and Additional Information

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees and do not indicate an index and spread in their description above.

4	The cost of investments for federal tax purposes amounts to $167,867,942.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$74,204,943	$—	$1,022	$74,205,965
International	2,592,244	2,400,612	—	4,992,856
Debt Securities:
U.S. Treasuries	—	35,774,155	—	35,774,155
Corporate Bonds	—	26,742,992	—	26,742,992
Commercial Mortgage-Backed Securities	—	861,129	—	861,129
Foreign Governments/Agencies	—	392,415	—	392,415
Mortgage-Backed Securities	—	8,564	—	8,564
Adjustable Rate Mortgage	—	1,374	—	1,374
Purchased Put Options	109,020	—	—	109,020
Investment Companies	25,389,276	—	—	25,389,276
Other Investments[1]	—	—	—	7,226,546
Repurchase Agreement	—	6,285,000	—	6,285,000
TOTAL SECURITIES	$102,295,483	$72,466,241	$1,022	$181,989,292
Other Financial Instruments:[2]
Assets	$7,125	$—	$—	$7,125
Liabilities	(396,837)	—	—	(396,837)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(389,712)	$—	$—	$(389,712)

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $7,226,546 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.
Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ARM	—Adjustable Rate Mortgage
ETF	—Exchange-Traded Fund
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.39	$10.19	$9.02	$8.46	$12.90	$11.09
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.24	0.25	0.20	0.16	0.19
Net realized and unrealized gain (loss)	0.64	0.43	1.13	0.52	(1.72)	1.83
Total From Investment Operations	0.77	0.67	1.38	0.72	(1.56)	2.02
Less Distributions:
Distributions from net investment income	(0.28)	(0.29)	(0.21)	(0.16)	(0.21)	(0.21)
Distributions from net realized gain	—	(0.18)	—	—	(2.67)	—
Total Distributions	(0.28)	(0.47)	(0.21)	(0.16)	(2.88)	(0.21)
Net Asset Value, End of Period	$10.88	$10.39	$10.19	$9.02	$8.46	$12.90
Total Return[2]	7.65%	6.93%	15.56%	8.68%	(13.75)%	18.51%
Ratios to Average Net Assets:
Net expenses[3]	0.95%[4]	0.95%	0.98%	0.95%	0.95%	0.93%
Net investment income	2.51%[4]	2.42%	2.55%	2.39%	1.72%	1.58%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.12%	0.13%	0.11%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$181,000	$176,017	$185,398	$174,228	$173,194	$217,682
Portfolio turnover[6]	37%	60%	69%	47%	51%	60%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.61	$10.41	$9.20	$8.63	$12.90	$11.09
Income From Investment Operations:
Net investment income (loss)[1]	0.12	0.22	0.23	0.19	0.14	0.16
Net realized and unrealized gain (loss)	0.66	0.43	1.17	0.52	(1.74)	1.84
Total From Investment Operations	0.78	0.65	1.40	0.71	(1.60)	2.00
Less Distributions:
Distributions from net investment income	(0.25)	(0.27)	(0.19)	(0.14)	—	(0.19)
Distributions from net realized gain	—	(0.18)	—	—	(2.67)	—
Total Distributions	(0.25)	(0.45)	(0.19)	(0.14)	(2.67)	(0.19)
Net Asset Value, End of Period	$11.14	$10.61	$10.41	$9.20	$8.63	$12.90
Total Return[2]	7.60%	6.53%	15.41%	8.33%	(14.00)%	18.25%
Ratios to Average Net Assets:
Net expenses[3]	1.20%[4]	1.20%	1.23%	1.20%	1.20%	1.16%
Net investment income	2.27%[4]	2.17%	2.30%	2.14%	1.47%	1.38%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.12%	0.13%	0.11%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,680	$1,726	$1,523	$1,581	$1,576	$1,949
Portfolio turnover[6]	37%	60%	69%	47%	51%	60%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $32,615,822 of investments in affiliated holdings* (identified cost $168,033,870, including $32,155,489 of identified cost in affiliated holdings)	$181,989,292
Cash	32,352
Cash denominated in foreign currencies (identified cost $3,084)	3,085
Due from broker (Note 2)	1,999
Income receivable	768,635
Income receivable from affiliated holdings	128,330
Receivable for investments sold	114,187
Receivable for shares sold	10,797
Receivable for variation margin on futures contracts	355,156
Total Assets	183,403,833
Liabilities:
Payable for investments purchased	569,931
Payable for shares redeemed	29,059
Payable for investment adviser fee (Note 5)	3,117
Payable for administrative fee (Note 5)	729
Payable for auditing fees	20,570
Payable for portfolio accounting fees	70,301
Payable for distribution services fee (Note 5)	366
Accrued expenses (Note 5)	29,920
Total Liabilities	723,993
Net assets for 16,787,499 shares outstanding	$182,679,840
Net Assets Consist of:
Paid-in capital	$154,393,400
Total distributable earnings (loss)	28,286,440
Net Assets	$182,679,840
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$180,999,923 ÷ 16,636,675 shares outstanding, no par value, unlimited shares authorized	$10.88
Service Shares:
$1,679,917 ÷ 150,824 shares outstanding, no par value, unlimited shares authorized	$11.14

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Dividends (including $1,034,244 received from affiliated holdings* and net of foreign taxes withheld of $9,208)	$1,692,643
Interest	1,369,667
TOTAL INCOME	3,062,310
Expenses:
Investment adviser fee (Note 5)	662,367
Administrative fee (Note 5)	136,630
Custodian fees	20,149
Transfer agent fees	8,555
Directors’/Trustees’ fees (Note 5)	1,095
Auditing fees	20,571
Legal fees	5,801
Portfolio accounting fees	69,595
Distribution services fee (Note 5)	2,196
Printing and postage	20,848
Miscellaneous (Note 5)	14,815
TOTAL EXPENSES	962,622
Waiver and Reimbursement:
Waiver/reimbursement of investment adviser fee (Note 5)	(117,101)
Net expenses	845,521
Net investment income	2,216,789
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(14,873) on sales of investments in affiliated holdings*)	12,850,485
Net realized loss on foreign currency transactions	(898)
Net realized gain on futures contracts	2,488,808
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(430,682) on investments in affiliated holdings*)	(3,469,920)
Net change in unrealized appreciation of futures contracts	(829,550)
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	11,038,925
Change in net assets resulting from operations	$13,255,714

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,216,789	$4,321,632
Net realized gain (loss)	15,338,395	(3,296,017)
Net change in unrealized appreciation/depreciation	(4,299,470)	10,589,159
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	13,255,714	11,614,774
Distributions to Shareholders:
Primary Shares	(4,577,268)	(8,402,350)
Service Shares	(41,398)	(72,878)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,618,666)	(8,475,228)
Share Transactions:
Proceeds from sale of shares	1,280,970	3,689,363
Net asset value of shares issued to shareholders in payment of distributions declared	4,618,664	8,475,223
Cost of shares redeemed	(9,600,196)	(24,481,688)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,700,562)	(12,317,102)
Change in net assets	4,936,486	(9,177,556)
Net Assets:
Beginning of period	177,743,354	186,920,910
End of period	$182,679,840	$177,743,354
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Managed Volatility Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to achieve high current income and moderate capital appreciation. The Co-Advisers each are registered as a “commodity pool operator” with respect to operation of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Co-Advisers.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Co-Advisers, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Co-Advisers’ valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Co-Advisers’ valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Co-Advisers as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Co-Advisers are subject to the Trustees oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Co-Advisers’ fair value determinations.
The Co-Advisers acting through their Valuation Committee, are responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Co-Advisers and certain of the Co-Advisers’ affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Co-Advisers based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Co-Advisers. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Co-Advisers’ fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Co-Advisers.
The Co-Advisers have also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Co-Advisers have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Co-Advisers. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Co-Advisers and their affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver/reimbursement of $117,101 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $64,511,729 and $21,389,600, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
At June 30, 2026, the Fund had no outstanding written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $65,042. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Co-Advisers.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(27,500)*
Equity contracts	Receivable for variation margin on futures contracts	(362,212)*
Equity contracts	Purchased options, within Investment in securities, at value	109,020
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(280,692)

*
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$350,486	$—	$350,486
Equity contracts	2,138,322	(193,975)	1,944,347
TOTAL	$2,488,808	$(193,975)	$2,294,833

1	The net realized loss on Purchased Options Contracts is found within the Net realized gain on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$(259,064)	$—	$(259,064)
Equity contracts	(570,486)	(111,928)	(682,414)
TOTAL	$(829,550)	$(111,928)	$(941,478)

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	113,288	$1,185,017	344,280	$3,399,650
Shares issued to shareholders in payment of distributions declared	464,697	4,577,268	868,012	8,402,351
Shares redeemed	(887,555)	(9,326,443)	(2,451,236)	(24,289,959)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(309,570)	$(3,564,158)	(1,238,944)	$(12,487,958)
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	8,893	$95,953	28,153	$289,713
Shares issued to shareholders in payment of distributions declared	4,103	41,396	7,353	72,872
Shares redeemed	(24,815)	(273,753)	(19,191)	(191,729)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(11,819)	$(136,404)	16,315	$170,856
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(321,389)	$(3,700,562)	(1,222,629)	$(12,317,102)
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $167,867,942. The net unrealized appreciation of investments for federal tax purposes was $13,731,638. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $19,907,066 and unrealized depreciation from investments for those securities having an excess of cost over value of $6,175,428. The amounts presented are inclusive of derivative contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $655,624 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Short-Term	Long-Term	Total
$628,871	$26,753	$655,624
At December 31, 2025, for federal income tax purposes, the Fund had $11,437 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The co-advisory agreement between the Fund and the Co-Advisers provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Co-Advisers may voluntarily choose to waive any portion of their fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2026, the Co-Advisers voluntarily waived $111,407 of their fee.
The Co-Advisers have agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended June 30, 2026, the Co-Advisers reimbursed $5,694.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
In addition to the fees described above, the Fund agrees to pay FAS an annual Administrative Service Charge of $125,000 for administrative and compliance services related to commodities Futures Trading Commission Rule 4.5. For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.155% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Financial Statements and Additional Information

Expense Limitation
The Co-Advisers and certain of their affiliates (which may include, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.95% and 1.20% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Co-Advisers and their applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. For the six months ended June 30, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$2,196
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2026, FSC did not retain any fees paid by the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Co-Advisers which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$53,470,329
Sales	$55,230,813
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from
Semi-Annual Financial Statements and Additional Information

operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Managed Volatility Fund II (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and each of Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (each, an “Adviser” and together, the “Co-Advisers”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Co-Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Co-Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Co-Advisers’ profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. Also, in weighing these factors, the Board considered the aggregate advisory fee paid by the Fund for the services of the Co-Advisers in addition to considering the
Semi-Annual Financial Statements and Additional Information

allocation of that aggregate fee among the Co-Advisers and the rationale for that allocation. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Co-Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. In particular, the Board considered the services provided by the Co-Advisers in the aggregate, to the extent that the Co-Advisers collaborate in the implementation of the Fund’s strategy, as well as separately, to the extent to which specific services provided by a Co-Adviser are distinguishable and subject to meaningful assessment. The Board considered the Co-Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Co-Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Co-Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Co-Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided by the Co-Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Co-Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Co-Advisers in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
For the periods ended December 31, 2025, the Fund’s performance fell below the Performance Peer Group median for the one-year period, was at the Performance Peer Group median for the three-year period and was above the Performance Peer Group median for the five-year period. The Board discussed the Fund’s performance with the Co-Advisers and recognized the efforts being taken by the Co-Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Co-Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Semi-Annual Financial Statements and Additional Information

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Co-Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Co-Advisers from their relationships with the Fund was not unreasonable in relation to the services provided.
The Board considered that the Contract provides for payment of a single advisory fee by the Fund for all services provided by the Co-Advisers. The Board further considered that the Contract permits the Co-Advisers to allocate the advisory fee in a manner commensurate with the services they provide to the Fund. Throughout the year, as well as in connection with its May Meetings, the Board considered the fee allocation and the Co-Advisers’ analysis as to whether the allocation of fees among the Co-Advisers continued to be a reasonable proxy for and measurement of the level of resources and services provided by each Co-Adviser toward the management of the Fund.
Semi-Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Managed Volatility Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916108
CUSIP 313916744
G00433-03 (8/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Share Class	Primary	Service

Federated Hermes Quality Bond Fund II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—98.2%
	Basic Industry - Chemicals—0.4%
$ 475,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 473,791
	Basic Industry - Metals & Mining—1.0%
335,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	319,606
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	183,428
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	203,727
340,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	349,731
250,000	Southern Copper Corp., Sr. Unsecd. Note, 5.350%, 6/24/2036	248,938
	TOTAL	1,305,430
	Basic Industry - Paper—0.3%
380,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	385,934
	Capital Goods - Aerospace & Defense—1.9%
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	191,368
470,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	447,421
190,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	206,772
385,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	379,036
565,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	502,553
455,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	451,555
300,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	305,570
	TOTAL	2,484,275
	Capital Goods - Building Materials—1.0%
395,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	379,461
150,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	153,227
140,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	147,649
293,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	260,769
293,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	289,003
	TOTAL	1,230,109
	Capital Goods - Construction Machinery—1.1%
490,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	488,193
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	202,138
400,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 3/7/2031	391,598
360,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	356,130
	TOTAL	1,438,059
	Capital Goods - Diversified Manufacturing—2.0%
300,000	Eaton Corp., Sr. Unsecd. Note, 4.500%, 3/6/2033	293,818
300,000	Eaton Corp., Sr. Unsecd. Note, 4.800%, 3/6/2036	294,450
565,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	511,447
525,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	472,324
190,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	193,335
85,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	86,595
100,000	Vertiv Holdings Co., Sr. Unsecd. Note, 4.850%, 3/15/2036	97,160
490,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	470,772
125,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	128,412
	TOTAL	2,548,313
	Capital Goods - Environmental—0.2%
240,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	243,387
Semi-Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—1.1%
$ 85,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	$ 87,094
745,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	760,855
300,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	278,690
290,000		Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	291,153
		TOTAL	1,417,792
		Communications - Media & Entertainment—2.4%
335,000	[1]	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	339,783
230,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	232,159
215,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	213,236
245,000		Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	231,903
250,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	243,384
300,000		Meta Platforms, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	297,996
965,000		Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	971,199
300,000		Omnicom Group, Inc., Sr. Unsecd. Note, 5.300%, 6/2/2036	292,573
295,000	[1]	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	256,081
		TOTAL	3,078,314
		Communications - Telecom Wireless—2.8%
290,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	289,455
505,000		American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	496,942
225,000		American Tower Corp., Sr. Unsecd. Note, 4.900%, 3/15/2030	226,096
120,000		Crown Castle, Inc., Sr. Unsecd. Note, 4.800%, 9/1/2028	120,372
360,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	357,148
200,000		Orange S.A., Sr. Unsecd. Note, 144A, 4.750%, 1/13/2033	196,265
200,000		Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	195,449
200,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.650%, 7/15/2033	198,865
150,000		Space Exploration Technologies Corp., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2036	148,100
850,000		T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	823,812
475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	474,364
		TOTAL	3,526,868
		Communications - Telecom Wirelines—2.7%
827,000		AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	694,828
250,000		AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	242,325
245,000		AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	246,218
200,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	198,758
190,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	191,201
190,000		Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	188,414
240,000		Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	265,432
755,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	663,410
385,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	349,612
165,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	156,765
245,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	239,037
		TOTAL	3,436,000
		Consumer Cyclical - Automotive—4.0%
225,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.400%, 9/5/2029	222,677
285,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	287,219
565,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 9/25/2029	570,760
240,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	225,628
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.753%, 4/6/2033	198,441
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	204,911
Semi-Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$ 275,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	$ 283,972
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	212,841
475,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	456,599
240,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	243,891
200,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	206,693
210,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.500%, 9/18/2030	206,284
300,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.800%, 1/10/2033	293,900
640,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	647,578
680,000		Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	669,361
200,000	[1]	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	197,717
		TOTAL	5,128,472
		Consumer Cyclical - Leisure—0.2%
200,000		Airbnb, Inc., Sr. Unsecd. Note, 4.650%, 3/16/2031	198,763
75,000		Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	74,717
		TOTAL	273,480
		Consumer Cyclical - Retailers—2.9%
995,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	936,097
445,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	419,486
250,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	248,364
230,000		AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	226,561
240,000	[1]	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	244,169
260,000		Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	253,130
475,000		Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	479,820
305,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	266,786
115,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	113,187
545,000		Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	480,259
90,000	[1]	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	90,578
		TOTAL	3,758,437
		Consumer Cyclical - Services—1.1%
200,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	180,294
475,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.400%, 12/6/2027	468,894
160,000		Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	158,126
275,000		Expedia Group, Inc., Sr. Unsecd. Note, 5.500%, 4/15/2036	272,381
54,000		Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	49,641
235,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	232,391
		TOTAL	1,361,727
		Consumer Non-Cyclical - Food/Beverage—4.6%
425,000		Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	427,326
260,000		Campbells Co./The, Sr. Unsecd. Note, 4.550%, 3/21/2031	253,113
955,000		Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	894,172
705,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.650%, 11/15/2028	705,052
360,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	359,296
265,000	[1]	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	257,917
730,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	714,951
835,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	831,803
490,000		Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	492,115
295,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	260,876
500,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	459,417
60,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,863
Semi-Annual Financial Statements and Additional Information
3

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 150,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	$ 152,881
		TOTAL	5,868,782
		Consumer Non-Cyclical - Health Care—2.5%
490,000		180 Medical, Inc., Sr. Unsecd. Note, 144A, 5.300%, 10/8/2035	481,526
100,000		Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	100,117
240,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.700%, 6/6/2027	238,481
500,000		CVS Health Corp., Sr. Unsecd. Note, 4.300%, 3/25/2028	497,489
200,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 5.450%, 9/15/2035	202,670
485,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	500,803
225,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	211,127
285,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	299,902
560,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	572,353
113,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	114,976
		TOTAL	3,219,444
		Consumer Non-Cyclical - Pharmaceuticals—3.0%
250,000		AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	239,434
485,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2036	474,680
67,000		AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	60,628
940,000	[1]	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	957,932
225,000		Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	205,440
395,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	400,412
147,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	136,405
400,000		Pfizer, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2032	394,676
635,000		Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	561,735
425,000		Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	406,039
		TOTAL	3,837,381
		Consumer Non-Cyclical - Products—0.5%
200,000		Clorox Co., Sr. Unsecd. Note, 4.950%, 5/15/2033	198,110
200,000		Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	199,336
195,000		Kenvue, Inc., Sr. Unsecd. Note, 5.000%, 3/22/2030	197,395
		TOTAL	594,841
		Consumer Non-Cyclical - Supermarkets—0.5%
575,000		Kroger Co., Bond, 6.900%, 4/15/2038	645,502
		Consumer Non-Cyclical - Tobacco—1.7%
285,000		BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	296,964
285,000		BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	324,932
300,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.250%, 10/29/2032	291,021
290,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	291,050
485,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	492,433
135,000	[1]	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	139,217
345,000		Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	376,819
		TOTAL	2,212,436
		Energy - Independent—1.1%
210,000		Devon Energy Corp., Sr. Unsecd. Note, 144A, 4.375%, 3/15/2029	208,346
190,000	[1]	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	192,694
285,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	289,178
150,000		Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	159,545
550,000		Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	578,788
		TOTAL	1,428,551
Semi-Annual Financial Statements and Additional Information
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—1.0%
$ 485,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	$ 486,913
285,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	254,528
85,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.400%, 3/20/2036	84,310
415,000	CNPC Hong Kong Overseas Capital Ltd., Co. Guarantee, 144A, 5.950%, 4/28/2041	454,239
	TOTAL	1,279,990
	Energy - Midstream—4.2%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	233,388
300,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	298,164
290,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	295,053
285,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	274,543
100,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	101,622
390,000	MPLX LP, Sr. Unsecd. Note, 5.000%, 1/15/2033	387,594
600,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	549,187
330,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	328,331
335,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	348,778
120,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	126,343
475,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 3.550%, 12/15/2029	457,400
135,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	127,996
380,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	400,496
260,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	269,288
565,000	TC Pipelines LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	562,331
300,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2036	294,971
265,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	264,471
	TOTAL	5,319,956
	Energy - Refining—0.4%
320,000	Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 6/15/2037	351,824
205,000	Valero Energy Corp., Sr. Unsecd. Note, 7.500%, 4/15/2032	231,824
	TOTAL	583,648
	Financial Institution - Banking—23.4%
175,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	181,510
400,000	American Express Co., Sr. Unsecd. Note, 4.804%, 10/24/2036	387,492
155,000	American Express Co., Sr. Unsecd. Note, 5.085%, 1/30/2031	156,888
60,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	61,765
285,000	Bank of America Corp., Sr. Unsecd. Note, 1.734%, 7/22/2027	284,570
1,850,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	1,707,395
580,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	576,146
500,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	509,975
475,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	469,332
475,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.271%, 7/23/2029	471,305
220,000	Bank of America Corp., Sub. Note, 5.489%, 4/23/2037	219,212
450,000	Capital One Financial Co., Sr. Unsecd. Note, 4.493%, 9/11/2031	441,681
160,000	Capital One Financial Co., Sr. Unsecd. Note, 4.722%, 1/30/2032	157,885
475,000	Citigroup, Inc., 4.125%, 7/25/2028	470,126
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	1,217,697
475,000	Citigroup, Inc., Sr. Unsecd. Note, 4.075%, 4/23/2029	470,649
270,000	Citigroup, Inc., Sr. Unsecd. Note, 5.174%, 9/11/2036	268,595
220,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	226,685
90,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	83,225
142,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	145,564
250,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	269,821
Semi-Annual Financial Statements and Additional Information
5

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 285,000		Comerica, Inc., 3.800%, 7/22/2026	$ 284,903
425,000		Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	410,015
132,000	[1]	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	132,219
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 5.141%, 1/29/2037	196,398
150,000		Fifth Third Bancorp, Sr. Unsecd. Note, 144A, 5.982%, 1/30/2030	154,149
250,000		FNB Corp. (PA), 5.722%, 12/11/2030	252,092
715,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	629,112
240,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.640%, 2/24/2028	237,130
475,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.223%, 5/1/2029	470,988
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 4.369%, 10/21/2031	391,299
300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.065%, 1/21/2037	293,015
385,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	391,157
245,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	254,151
230,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.550%, 2/4/2030	212,640
300,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 4.623%, 1/28/2032	295,102
210,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	216,191
940,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	836,178
940,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	847,360
475,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.452%, 12/5/2029	472,377
240,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	242,590
155,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	157,373
390,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	401,106
125,000		KeyCorp, Sr. Unsecd. Note, 5.305%, 1/28/2037	123,214
375,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	399,444
385,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	384,800
240,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	238,037
300,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	299,947
250,000		Morgan Stanley, Sr. Unsecd. Note, 4.493%, 1/16/2032	245,196
400,000		Morgan Stanley, Sr. Unsecd. Note, 4.708%, 3/12/2032	395,152
225,000		Morgan Stanley, Sr. Unsecd. Note, 4.892%, 10/22/2036	217,981
475,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	478,126
185,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	187,885
110,000		Morgan Stanley, Sr. Unsecd. Note, 5.587%, 1/18/2036	112,369
195,000		Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	200,276
475,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	416,797
155,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.699%, 1/22/2031	143,960
250,000		Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 5.596%, 5/19/2032	250,862
155,000		Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	158,687
475,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	475,654
395,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	398,836
190,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	193,490
175,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	180,403
535,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	541,985
65,000		State Street Corp., Sr. Unsecd. Note, 4.421%, 5/13/2033	63,598
1,130,000	[1]	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,141,885
330,000		Truist Financial Corp., Sr. Unsecd. Note, 4.597%, 1/27/2032	325,526
475,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	458,834
315,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.071%, 5/20/2031	317,995
380,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	379,536
190,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	200,144
Semi-Annual Financial Statements and Additional Information
6

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 285,000		U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	$ 289,878
240,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	250,523
1,180,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	1,165,101
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 4.892%, 9/15/2036	292,790
300,000		Wells Fargo & Co., Sr. Unsecd. Note, 4.960%, 1/23/2037	292,994
225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	228,501
240,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	244,078
707,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	693,031
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	925,971
		TOTAL	29,868,549
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
475,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	413,883
200,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.125%, 4/28/2031	197,484
190,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	191,505
235,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	232,071
560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 4.900%, 9/11/2035	546,314
		TOTAL	1,581,257
		Financial Institution - Finance Companies—2.2%
200,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Sub. Secd. Note, 4.750%, 1/15/2033	195,382
195,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	187,739
475,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	434,308
525,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	525,345
525,000		Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	517,824
130,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	132,130
195,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	194,294
190,000		Aircastle Ltd., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2031	188,327
400,000		Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	395,931
		TOTAL	2,771,280
		Financial Institution - Insurance - Health—1.1%
610,000		Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	579,971
700,000		Elevance Health, Inc., Sr. Unsecd. Note, 4.600%, 9/15/2032	688,031
190,000		The Cigna Group, Sr. Unsecd. Note, 4.375%, 10/15/2028	189,242
		TOTAL	1,457,244
		Financial Institution - Insurance - Life—1.7%
340,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	333,048
485,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	489,747
340,000		CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	348,015
120,000		Lincoln Financial Global Funding, Sr. Secd. Note, 144A, 4.200%, 1/12/2029	118,391
755,000	[1]	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	710,717
165,000		Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	213,361
		TOTAL	2,213,279
		Financial Institution - Insurance - P&C—0.8%
285,000		Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	290,201
335,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	327,564
285,000		Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	369,848
		TOTAL	987,613
		Financial Institution - REIT - Apartment—1.3%
500,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 4.350%, 12/1/2030	494,410
175,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	173,675
110,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	102,886
Semi-Annual Financial Statements and Additional Information
7

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Apartment—continued
$ 200,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 4.650%, 1/15/2033	$ 196,600
305,000		Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	266,597
475,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	404,414
		TOTAL	1,638,582
		Financial Institution - REIT - Healthcare—1.2%
420,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	367,013
400,000		Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	392,436
195,000		Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	195,810
355,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	326,790
235,000		Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	223,363
		TOTAL	1,505,412
		Financial Institution - REIT - Office—1.1%
150,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	122,482
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.900%, 12/15/2030	89,852
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 3/15/2036	245,892
550,000		Boston Properties LP, Sr. Unsecd. Note, 2.550%, 4/1/2032	479,189
80,000		Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	74,247
120,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	102,873
245,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	263,860
		TOTAL	1,378,395
		Financial Institution - REIT - Other—1.2%
75,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 4.250%, 12/15/2028	74,213
365,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	373,524
305,000		ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	304,468
360,000		WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	324,181
195,000		WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	193,838
240,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	242,744
		TOTAL	1,512,968
		Financial Institution - REIT - Retail—1.3%
685,000		Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	657,506
240,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	222,983
115,000		Phillips Edison Grocery Center Operating Partnership I, LP, Sr. Unsecd. Note, 4.750%, 3/15/2033	112,931
380,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	366,949
285,000		Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	289,692
		TOTAL	1,650,061
		Sovereign—0.4%
510,000		Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	521,307
		Technology—9.2%
285,000		Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	280,475
300,000		Alphabet, Inc., Sr. Unsecd. Note, 4.400%, 2/15/2033	293,646
180,000		Alphabet, Inc., Sr. Unsecd. Note, 4.700%, 11/15/2035	176,420
120,000		Apple, Inc., Sr. Unsecd. Note, 4.450%, 5/6/2044	106,422
160,000		Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	160,142
440,000		Broadcom, Inc., Sr. Unsecd. Note, 4.950%, 1/15/2036	432,330
375,000		Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	381,661
130,000		Broadcom, Inc., Sr. Unsecd. Note, Series WI, 3.419%, 4/15/2033	118,541
51,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	50,985
180,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 4.800%, 3/10/2031	178,094
220,000	[1]	Fiserv, Inc., Sr. Secd. Note, 5.250%, 8/11/2035	214,411
240,000		Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	219,509
Semi-Annual Financial Statements and Additional Information
8

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 475,000		Fiserv, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2028	$ 468,557
215,000		Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	217,182
285,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	281,357
88,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	80,803
283,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	249,518
300,000		Global Payments, Inc., Sr. Unsecd. Note, 5.200%, 11/15/2032	293,268
150,000		Global Payments, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2033	147,112
65,000		Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	63,042
400,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.400%, 10/15/2030	392,805
190,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	189,268
190,000		Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	186,218
375,000		Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	378,002
180,000		Intel Corp., Sr. Unsecd. Note, 5.300%, 5/15/2036	179,182
100,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	94,832
230,000		Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	227,575
295,000		Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	291,804
190,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	191,511
90,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	90,398
540,000		Oracle Corp., Sr. Unsecd. Note, 2.300%, 3/25/2028	516,981
530,000		Oracle Corp., Sr. Unsecd. Note, 5.700%, 2/4/2036	513,467
220,000		Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	225,678
250,000		Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	235,448
405,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	363,598
825,000	[1]	Roper Technologies, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2032	816,996
290,000		Roper Technologies, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2035	281,845
200,000		Salesforce, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2028	199,819
200,000		Salesforce, Inc., Sr. Unsecd. Note, 4.650%, 3/15/2029	199,922
380,000		Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	396,921
520,000		Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	467,163
565,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	558,260
100,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.450%, 3/15/2031	97,962
200,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.125%, 3/15/2036	195,546
		TOTAL	11,704,676
		Transportation - Railroads—0.3%
475,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	422,597
		Transportation - Services—1.9%
300,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 4.700%, 4/30/2031	299,176
380,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	383,658
195,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	201,643
295,000		GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	261,571
95,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 4.550%, 1/15/2031	94,103
525,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	531,653
285,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	289,229
350,000		Ryder System, Inc., Sr. Unsecd. Note, 4.300%, 12/1/2030	345,372
		TOTAL	2,406,405
		Utility - Electric—4.7%
240,000		AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	237,386
400,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	367,811
380,000		Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	350,007
380,000		EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	364,023
Semi-Annual Financial Statements and Additional Information
9

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 200,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	$ 203,756
380,000	[1]	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	390,934
600,000		Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	585,838
240,000		Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	242,296
475,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	482,533
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	250,370
565,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	571,201
45,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	45,515
235,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	224,664
240,000		Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	231,993
700,000		Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	679,399
755,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	671,943
150,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	141,828
		TOTAL	6,041,497
		Utility - Natural Gas—0.4%
475,000		Sempra Energy, Sr. Unsecd. Note, 3.250%, 6/15/2027	469,460
		Utility - Natural Gas Distributor—0.2%
240,000		Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	240,356
		TOTAL CORPORATE BONDS (IDENTIFIED COST $127,221,098)	125,451,857
		REPURCHASE AGREEMENT—0.7%
931,000		Interest in $584,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $584,059,211 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $595,740,395. (IDENTIFIED COST $931,000)	931,000
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
114		Federal Home Loan Mortgage Corp., Pool C01051, 8.000%, 9/1/2030	118
		Government National Mortgage Association—0.0%
208		Government National Mortgage Association, Pool 2630, 6.500%, 8/20/2028	215
329		Government National Mortgage Association, Pool 2631, 7.000%, 8/20/2028	339
452		Government National Mortgage Association, Pool 2658, 6.500%, 10/20/2028	468
770		Government National Mortgage Association, Pool 2701, 6.500%, 1/20/2029	798
754		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	778
186		Government National Mortgage Association, Pool 3039, 6.500%, 2/20/2031	193
684		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	705
2,696		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,795
2,144		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	2,222
4,864		Government National Mortgage Association, Pool 3261, 6.500%, 7/20/2032	5,042
		TOTAL	13,555
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,198)	13,673
		INVESTMENT COMPANY—3.6%
4,582,916		Federated Hermes Government Obligations Fund, Premier Shares 3.55%[2] (IDENTIFIED COST $4,582,916)	4,582,916
		TOTAL INVESTMENT IN SECURITIES—102.5% (IDENTIFIED COST $132,748,212)[3]	130,979,446
		OTHER ASSETS AND LIABILITIES - NET—(2.5)%[4]	(3,243,491)
		NET ASSETS—100%	$127,735,955
Semi-Annual Financial Statements and Additional Information
10

At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
United States Treasury Long Bond Short Futures	2	$227,000	September 2026	$(3,505)
United States Treasury Notes 10-Year Ultra Short Futures	20	$2,249,375	September 2026	$7,767
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,262
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended June 30, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2025	$850,558
Purchases at Cost	$17,491,850
Proceeds from Sales	$(13,759,492)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 6/30/2026	$4,582,916
Shares Held as of 6/30/2026	4,582,916
Dividend Income	$26,900

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
11

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$125,451,857	$—	$125,451,857
Mortgage-Backed Securities	—	13,673	—	13,673
Investment Company	4,582,916	—	—	4,582,916
Repurchase Agreement	—	931,000	—	931,000
TOTAL SECURITIES	$4,582,916	$126,396,530	$—	$130,979,446
Other Financial Instruments:[1]
Assets	$7,767	$—	$—	$7,767
Liabilities	(3,505)	—	—	(3,505)
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,262	$—	$—	$4,262

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
12

Financial Highlights–Primary Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.58	$10.22	$10.14	$9.81	$11.26	$11.82
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.35	0.32	0.29	0.25	0.25
Net realized and unrealized gain (loss)	(0.14)	0.36	0.06	0.30	(1.27)	(0.42)
Total From Investment Operations	0.05	0.71	0.38	0.59	(1.02)	(0.17)
Less Distributions:
Distributions from net investment income	(0.37)	(0.35)	(0.30)	(0.26)	(0.27)	(0.29)
Distributions from net realized gain	—	—	—	—	(0.16)	(0.10)
Total Distributions	(0.37)	(0.35)	(0.30)	(0.26)	(0.43)	(0.39)
Net Asset Value, End of Period	$10.26	$10.58	$10.22	$10.14	$9.81	$11.26
Total Return[2]	0.56%	7.08%	3.89%	6.14%	(9.28)%	(1.40)%
Ratios to Average Net Assets:
Net expenses[3]	0.74%[4]	0.74%	0.77%	0.74%	0.74%	0.74%
Net investment income	3.65%[4]	3.42%	3.19%	2.94%	2.44%	2.17%
Expense waiver/reimbursement[5]	0.11%[4]	0.10%	0.08%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$117,425	$122,038	$126,866	$132,027	$134,757	$162,034
Portfolio turnover[6]	15%	19%	21%	15%	15%	27%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
13

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.56	$10.20	$10.12	$9.79	$11.23	$11.79
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.33	0.30	0.26	0.22	0.22
Net realized and unrealized gain (loss)	(0.14)	0.35	0.06	0.30	(1.26)	(0.42)
Total From Investment Operations	0.04	0.68	0.36	0.56	(1.04)	(0.20)
Less Distributions:
Distributions from net investment income	(0.35)	(0.32)	(0.28)	(0.23)	(0.24)	(0.26)
Distributions from net realized gain	—	—	—	—	(0.16)	(0.10)
Total Distributions	(0.35)	(0.32)	(0.28)	(0.23)	(0.40)	(0.36)
Net Asset Value, End of Period	$10.25	$10.56	$10.20	$10.12	$9.79	$11.23
Total Return[2]	0.39%	6.82%	3.62%	5.85%	(9.46)%	(1.66)%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.99%	1.02%	0.99%	0.99%	0.99%
Net investment income	3.40%[4]	3.17%	2.94%	2.69%	2.19%	1.92%
Expense waiver/reimbursement[5]	0.11%[4]	0.10%	0.08%	0.08%	0.07%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,311	$11,280	$11,669	$12,468	$12,873	$16,287
Portfolio turnover[6]	15%	19%	21%	15%	15%	27%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
14

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value including $4,480,158 of securities loaned and $4,582,916 of investments in affiliated holdings* (identified cost $132,748,212, including $4,582,916 of identified cost in affiliated holdings)	$130,979,446
Cash	375
Due from broker (Note 2)	58,400
Income receivable	1,480,443
Receivable for shares sold	45,967
Receivable for variation margin on futures contracts	9,173
Total Assets	132,573,804
Liabilities:
Payable for shares redeemed	176,310
Payable for collateral due to broker for securities lending (Note 2)	4,582,916
Payable for investment adviser fee (Note 5)	1,731
Payable for administrative fee (Note 5)	271
Payable for distribution services fee (Note 5)	2,189
Accrued expenses (Note 5)	74,432
Total Liabilities	4,837,849
Net assets for 12,454,394 shares outstanding	$127,735,955
Net Assets Consist of:
Paid-in capital	$130,440,527
Total distributable earnings (loss)	(2,704,572)
Net Assets	$127,735,955
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Primary Shares:
$117,425,094 ÷ 11,448,520 shares outstanding, no par value, unlimited shares authorized	$10.26
Service Shares:
$10,310,861 ÷ 1,005,874 shares outstanding, no par value, unlimited shares authorized	$10.25

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
15

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Interest	$2,844,707
Net income on securities loaned (includes $26,900 earned from affiliated holdings related to cash collateral balances*) (Note 2)	1,292
TOTAL INCOME	2,845,999
Expenses:
Investment adviser fee (Note 5)	388,280
Administrative fee (Note 5)	53,621
Custodian fees	6,610
Transfer agent fees	6,555
Directors’/Trustees’ fees (Note 5)	989
Auditing fees	15,995
Legal fees	5,494
Portfolio accounting fees	44,646
Distribution services fee (Note 5)	13,591
Printing and postage	16,284
Miscellaneous (Note 5)	12,839
TOTAL EXPENSES	564,904
Waiver of investment adviser fee (Note 5)	(69,263)
Net expenses	495,641
Net investment income	2,350,358
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(90,734)
Net realized gain on futures contracts	2,458
Net change in unrealized depreciation of investments	(1,571,871)
Net change in unrealized depreciation of futures contracts	32,522
Net realized and unrealized gain (loss) on investments and futures contracts	(1,627,625)
Change in net assets resulting from operations	$722,733

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
16

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,350,358	$4,586,872
Net realized gain (loss)	(88,276)	(292,812)
Net change in unrealized appreciation/depreciation	(1,539,349)	4,886,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	722,733	9,180,469
Distributions to Shareholders:
Primary Shares	(4,226,346)	(4,166,601)
Service Shares	(360,303)	(357,626)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,586,649)	(4,524,227)
Share Transactions:
Proceeds from sale of shares	2,749,052	6,008,744
Net asset value of shares issued to shareholders in payment of distributions declared	4,586,645	4,524,224
Cost of shares redeemed	(9,053,961)	(20,406,132)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,718,264)	(9,873,164)
Change in net assets	(5,582,180)	(5,216,922)
Net Assets:
Beginning of period	133,318,135	138,535,057
End of period	$127,735,955	$133,318,135
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
17

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Quality Bond Fund II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Primary Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information
18

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $69,263 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Primary Shares and Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended June 30, 2026, the Fund’s Primary Shares and Service Shares did not incur other service fees; however, each may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,333,393 and $418,071, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of June 30, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$4,480,158	$4,582,916
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$4,262*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$2,458

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$32,522
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Primary Shares:	Shares	Amount	Shares	Amount
Shares sold	255,222	$2,639,519	513,855	$5,319,176
Shares issued to shareholders in payment of distributions declared	417,211	4,226,346	413,764	4,166,601
Shares redeemed	(762,662)	(7,927,782)	(1,804,982)	(18,567,351)
NET CHANGE RESULTING FROM PRIMARY SHARE TRANSACTIONS	(90,229)	$(1,061,917)	(877,363)	$(9,081,574)
	Six Months Ended 6/30/2026		Year Ended 12/31/2025
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,433	$109,533	66,760	$689,568
Shares issued to shareholders in payment of distributions declared	35,568	360,299	35,514	357,623
Shares redeemed	(108,777)	(1,126,179)	(178,022)	(1,838,781)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(62,776)	$(656,347)	(75,748)	$(791,590)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(153,005)	$(1,718,264)	(953,111)	$(9,873,164)
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $132,748,212. The net unrealized depreciation of investments for federal tax purposes was $1,764,504. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $934,438 and unrealized depreciation from investments for those securities having an excess of cost over value of $2,698,942. The amounts presented are inclusive of derivative contracts.
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As of December 31, 2025, the Fund had a capital loss carryforward of $3,230,285 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$149,283	$3,081,002	$3,230,285
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2026, the Adviser voluntarily waived $69,263 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Primary Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Primary Shares	0.25%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Service Shares	$13,591
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended June 30, 2026, the Fund’s Primary Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Primary Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.74% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
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Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$19,177,741
Sales	$19,360,767
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
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Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Quality Bond Fund II (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
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The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
For the periods ended December 31, 2025, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
26

The Board reviewed the contractual advisory fee rate, and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information
27

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
28

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Quality Bond Fund II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916884
CUSIP 313916785
G02590-01 (8/26)
© 2026 Federated Hermes, Inc.

Semi-Annual Financial Statements
and Additional Information
June 30, 2026

Federated Hermes Fund for U.S. Government Securities II

A Portfolio of Federated Hermes Insurance Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
June 30, 2026 (unaudited)
Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—62.5%
	Federal Home Loan Mortgage Corporation—15.6%
$3,377,982	2.000%, 1/1/2052	$ 2,726,030
1,436,411	2.000%, 1/1/2052	1,173,996
1,015,646	2.500%, 9/1/2050	862,562
976,263	2.500%, 1/1/2052	832,471
307,787	3.500%, 6/1/2052	283,219
1,098,677	3.500%, 7/1/2052	1,009,606
40,996	4.000%, 12/1/2047	38,881
481,588	4.000%, 9/1/2052	452,269
717,954	4.500%, 11/1/2037	714,364
101,839	5.000%, 1/1/2034	102,187
26,243	5.000%, 5/1/2034	26,328
25,667	5.000%, 4/1/2036	25,776
10,031	5.000%, 5/1/2036	10,074
5,639	5.000%, 6/1/2036	5,664
28,817	5.000%, 6/1/2040	28,939
172,646	5.500%, 5/1/2034	175,476
9,142	5.500%, 12/1/2035	9,310
43,765	5.500%, 2/1/2036	44,632
37,197	5.500%, 5/1/2036	37,902
2,535	5.500%, 5/1/2036	2,588
3,343	5.500%, 5/1/2036	3,410
2,426	5.500%, 6/1/2036	2,477
489	5.500%, 6/1/2036	499
28,427	5.500%, 11/1/2037	29,024
50,566	5.500%, 1/1/2038	51,638
180,130	5.500%, 5/1/2038	183,418
425,354	5.500%, 8/1/2055	427,146
865,910	5.500%, 12/1/2055	869,761
1,644	6.000%, 1/1/2032	1,681
5,339	6.000%, 2/1/2032	5,457
30,193	6.000%, 4/1/2036	31,092
4,254	6.000%, 5/1/2036	4,381
109,836	6.000%, 6/1/2037	113,773
4,776	6.000%, 7/1/2037	4,944
975	6.500%, 3/1/2029	1,009
762	6.500%, 6/1/2029	789
343	6.500%, 7/1/2029	355
95	6.500%, 9/1/2029	98
365	7.000%, 12/1/2029	385
92	7.000%, 6/1/2030	97
60	7.000%, 11/1/2030	63
104,341	7.000%, 4/1/2032	110,106
2,549	7.500%, 1/1/2031	2,649
522	8.500%, 5/1/2030	542
	TOTAL	10,407,068
	Federal National Mortgage Association—28.1%
1,784,061	2.000%, 7/1/2050	1,442,524
693,768	2.000%, 2/1/2052	561,388
Semi-Annual Financial Statements and Additional Information
1

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$1,580,476	2.000%, 2/1/2052	$ 1,274,456
624,851	2.000%, 2/1/2052	506,988
297,592	2.500%, 9/1/2036	278,650
1,012,738	2.500%, 9/1/2050	856,611
478,457	2.500%, 10/1/2051	405,893
687,763	2.500%, 1/1/2052	582,165
554,739	2.500%, 2/1/2052	466,792
588,354	2.500%, 3/1/2052	495,078
24,715	3.000%, 2/1/2047	22,210
473,577	3.000%, 2/1/2048	416,409
676,862	3.000%, 5/1/2051	591,135
1,190,551	3.000%, 2/1/2052	1,045,717
879,980	3.000%, 6/1/2052	777,878
483,711	3.000%, 6/1/2052	422,689
556,919	3.000%, 6/1/2052	490,909
937,068	3.500%, 8/1/2037	896,457
956,125	3.500%, 9/1/2037	914,688
259,283	3.500%, 12/1/2047	239,802
662,998	3.500%, 1/1/2048	610,456
522,001	3.500%, 6/1/2052	478,214
100,567	4.500%, 10/1/2041	99,568
672,602	4.500%, 2/1/2053	651,003
78,078	5.000%, 7/1/2034	78,340
10,226	5.000%, 11/1/2035	10,269
1,781,291	5.000%, 6/1/2053	1,761,937
463,973	5.000%, 5/1/2055	456,736
708,487	5.000%, 8/1/2055	696,992
241,067	5.000%, 12/1/2055	237,006
48,145	5.500%, 9/1/2034	49,002
10,673	5.500%, 1/1/2036	10,886
23,462	5.500%, 4/1/2036	23,919
681,710	5.500%, 6/1/2053	688,204
376	6.000%, 7/1/2029	385
515	6.000%, 5/1/2031	526
4,010	6.000%, 5/1/2036	4,137
41,108	6.000%, 7/1/2036	42,388
1,224	6.000%, 7/1/2036	1,266
17,905	6.000%, 9/1/2037	18,531
16,437	6.000%, 11/1/2037	17,042
10,084	6.000%, 12/1/2037	10,366
710	6.500%, 6/1/2029	735
40	6.500%, 7/1/2029	41
69	6.500%, 7/1/2029	71
617	6.500%, 7/1/2029	638
64	6.500%, 7/1/2029	66
1,854	6.500%, 9/1/2030	1,918
8,620	6.500%, 6/1/2031	8,917
7,142	6.500%, 4/1/2032	7,387
373	7.000%, 10/1/2029	394
5,505	7.000%, 10/1/2029	5,809
2,179	7.000%, 11/1/2030	2,299
Semi-Annual Financial Statements and Additional Information
2

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 50,741	7.000%, 4/1/2032	$ 53,544
141	7.500%, 8/1/2028	144
47	7.500%, 9/1/2028	47
1,647	7.500%, 2/1/2030	1,704
834	8.000%, 7/1/2030	865
	TOTAL	18,720,191
	Government National Mortgage Association—18.8%
1,482,221	2.000%, 6/20/2052	1,215,572
2,101,599	2.500%, 6/20/2051	1,796,594
922,061	3.000%, 7/20/2051	819,150
784,883	3.500%, 1/20/2048	715,014
386,186	3.500%, 5/20/2052	353,739
759,508	4.000%, 10/20/2052	715,364
783,972	4.000%, 12/20/2052	737,916
138,998	4.500%, 6/20/2039	136,956
114,312	4.500%, 10/15/2039	112,671
160,452	4.500%, 8/20/2040	157,969
734,163	4.500%, 10/20/2052	711,662
78,881	5.000%, 7/15/2034	79,354
689,446	5.000%, 9/20/2052	685,402
603,921	5.500%, 10/20/2052	614,003
964,204	5.500%, 9/20/2053	976,610
1,322,890	5.500%, 4/20/2055	1,332,883
2,545	6.000%, 4/15/2032	2,598
13,542	6.000%, 5/15/2032	13,920
48,925	6.000%, 5/15/2036	50,342
11,256	6.000%, 7/20/2036	11,585
11,390	6.000%, 5/20/2037	11,729
70,173	6.000%, 7/20/2038	72,366
579,921	6.000%, 10/20/2052	597,318
506,010	6.000%, 10/20/2053	521,032
99	6.500%, 6/15/2029	103
1,193	6.500%, 7/20/2031	1,237
1,054	6.500%, 8/20/2031	1,092
13,240	6.500%, 10/15/2031	13,724
12,898	6.500%, 12/15/2031	13,370
878	6.500%, 4/15/2032	911
7,096	6.500%, 5/15/2032	7,355
74,970	6.500%, 5/15/2032	77,713
162	7.500%, 10/15/2029	166
879	7.500%, 3/20/2030	902
477	8.000%, 4/15/2030	488
	TOTAL	12,558,810
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $41,664,843)	41,686,069
	U.S. TREASURIES—14.0%
	U.S. Treasury Bonds—8.1%
300,000	2.875%, 11/15/2046	219,110
1,200,000	3.375%, 11/15/2048	938,250
1,850,000	3.625%, 2/15/2044	1,567,008
300,000	4.000%, 11/15/2052	256,640
Semi-Annual Financial Statements and Additional Information
3

Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Bonds—continued
$1,600,000		4.500%, 2/15/2036	$ 1,618,771
850,000		4.625%, 2/15/2055	807,633
		TOTAL	5,407,412
		U.S. Treasury Notes—5.9%
1,000,000		3.500%, 1/31/2028	989,698
1,750,000		3.750%, 4/15/2028	1,737,494
500,000		4.250%, 11/15/2034	495,078
700,000		4.625%, 2/15/2035	711,153
		TOTAL	3,933,423
		TOTAL U.S. TREASURIES (IDENTIFIED COST $9,653,587)	9,340,835
		GOVERNMENT AGENCIES—11.2%
		Federal Home Loan Bank System—9.7%
1,000,000		3.500%, 10/4/2027	991,938
2,000,000		4.000%, 10/9/2026	1,999,830
1,500,000		4.000%, 3/10/2027	1,500,177
2,000,000		4.125%, 9/14/2029	1,994,300
		TOTAL	6,486,245
		Government Agency—1.5%
1,000,000		Tennessee Valley Authority Notes, 3.875%, 8/1/2030	987,610
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $7,508,583)	7,473,855
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.9%
		Agency Commercial Mortgage-Backed Securities—4.9%
457,000		FHLMC REMIC, Series K151, Class A2, 3.800%, 10/25/2032	436,608
828,907		FHLMC REMIC, Series K512, Class A2, 5.000%, 11/25/2028	836,452
1,000,000		FHLMC REMIC, Series K750, Class A2, 3.000%, 9/25/2029	960,287
1,000,000		FHLMC REMIC, Series K754, Class A2, 4.940%, 11/25/2030	1,016,973
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,171,517)	3,250,320
		REPURCHASE AGREEMENT—3.0%
2,013,000		Interest in $584,000,000 joint repurchase agreement 3.65%, dated 6/30/2026 under which Bank of America, N.A. will repurchase securities provided as collateral for $584,059,211 on 7/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2047 and the market value of those underlying securities was $595,740,395. (IDENTIFIED COST $2,013,000)	2,013,000
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.8%
		Government National Mortgage Association—0.4%
307,937		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	293,904
		Non-Agency Mortgage-Backed Securities—2.4%
436,100		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	391,093
887,650	[1]	JP Morgan Mortgage Trust 2021-1, Class A11, 4.262% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	836,753
358,253		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/26/2053	361,724
		TOTAL	1,589,570
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,939,041)	1,883,474
		ASSET-BACKED SECURITIES—1.0%
		Single Family Rental Security—0.6%
409,212		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	405,667
		Student Loans—0.4%
75,025		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	70,912
Semi-Annual Financial Statements and Additional Information
4

Principal Amount		Value
	ASSET-BACKED SECURITIES—continued
	Student Loans—continued
$ 161,754	Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	$ 151,379
	TOTAL	222,291
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $646,025)	627,958
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $66,596,596)[2]	66,275,511
	OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	377,434
	NET ASSETS—100%	$66,652,945
At June 30, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	13	$2,679,726	September 2026	$(3,367)
United States Treasury Notes 5-Year Long Futures	26	$2,783,219	September 2026	$1,665
United States Treasury Notes 10-Year Long Futures	25	$2,747,266	September 2026	$12,926
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	6	$674,813	September 2026	$(4,896)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$6,328
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Also represents cost of investments for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at June 30, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information
5

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$41,686,069	$—	$41,686,069
U.S. Treasuries	—	9,340,835	—	9,340,835
Government Agencies	—	7,473,855	—	7,473,855
Commercial Mortgage-Backed Securities	—	3,250,320	—	3,250,320
Collateralized Mortgage Obligations	—	1,883,474	—	1,883,474
Asset-Backed Securities	—	627,958	—	627,958
Repurchase Agreement	—	2,013,000	—	2,013,000
TOTAL SECURITIES	$—	$66,275,511	$—	$66,275,511
Other Financial Instruments:[1]
Assets	$14,591	$—	$—	$14,591
Liabilities	(8,263)	—	—	(8,263)
TOTAL OTHER FINANCIAL INSTRUMENTS	$6,328	$—	$—	$6,328

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
6

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.31	$9.07	$9.35	$9.20	$10.71	$11.16
Income From Investment Operations:
Net investment income (loss)[1]	0.17	0.33	0.33	0.30	0.21	0.15
Net realized and unrealized gain (loss)	(0.13)	0.27	(0.28)	0.08	(1.54)	(0.38)
TOTAL FROM INVESTMENT OPERATIONS	0.04	0.60	0.05	0.38	(1.33)	(0.23)
Less Distributions:
Distributions from net investment income	(0.35)	(0.36)	(0.33)	(0.23)	(0.18)	(0.22)
Net Asset Value, End of Period	$9.00	$9.31	$9.07	$9.35	$9.20	$10.71
Total Return[2]	0.49%	6.80%	0.58%	4.19%	(12.55)%	(2.04)%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.78%	0.80%	0.78%	0.78%	0.78%
Net investment income	3.72%[4]	3.67%	3.64%	3.29%	2.12%	1.34%
Expense waiver/reimbursement[5]	0.21%[4]	0.24%	0.17%	0.14%	0.13%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,653	$69,612	$70,744	$84,042	$91,840	$114,594
Portfolio turnover[6]	0%	57%	22%	74%	122%	166%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	0%	25%	13%	65%	96%	31%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value. Total returns do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
June 30, 2026 (unaudited)

Assets:
Investment in securities, at value (identified cost $66,596,596)	$66,275,511
Cash	558
Due from broker (Note 2)	85,030
Income receivable	355,289
Receivable for shares sold	68,096
Total Assets	66,784,484
Liabilities:
Payable for shares redeemed	59,367
Payable for variation margin on futures contracts	11,473
Payable for investment adviser fee (Note 5)	669
Payable for administrative fee (Note 5)	141
Payable for custodian fees	6,685
Payable for insurance premiums	1,686
Payable for legal fees	6,575
Payable for transfer agent fees	970
Payable for commitment fees	2,530
Payable for portfolio accounting fees	36,711
Accrued expenses (Note 5)	4,732
Total Liabilities	131,539
Net assets for 7,402,642 shares outstanding	$66,652,945
Net Assets Consist of:
Paid-in capital	$79,504,364
Total distributable earnings (loss)	(12,851,419)
Net Assets	$66,652,945
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$66,652,945 ÷ 7,402,642 shares outstanding, no par value, unlimited shares authorized	$9.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
8

Statement of Operations
Six Months Ended June 30, 2026 (unaudited)

Investment Income:
Interest	$1,530,256
Expenses:
Investment adviser fee (Note 5)	203,777
Administrative fee (Note 5)	27,899
Custodian fees	8,181
Transfer agent fees	4,262
Directors’/Trustees’ fees (Note 5)	833
Auditing fees	14,490
Legal fees	5,505
Portfolio accounting fees	54,824
Printing and postage	8,892
Miscellaneous (Note 5)	10,879
TOTAL EXPENSES	339,542
Waiver of investment adviser fee (Note 5)	(72,968)
Net expenses	266,574
Net investment income	1,263,682
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on futures contracts	(125,052)
Net change in unrealized appreciation of investments	(804,311)
Net change in unrealized depreciation of futures contracts	18,066
Net realized and unrealized gain (loss) on investments and futures contracts	(911,297)
Change in net assets resulting from operations	$352,385
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2026	Year Ended 12/31/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,263,682	$2,582,207
Net realized gain (loss)	(125,052)	(782,671)
Net change in unrealized appreciation/depreciation	(786,245)	2,849,801
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	352,385	4,649,337
Distributions to Shareholders	(2,598,938)	(2,802,697)
Share Transactions:
Proceeds from sale of shares	2,998,479	7,628,717
Net asset value of shares issued to shareholders in payment of distributions declared	2,598,938	2,802,697
Cost of shares redeemed	(6,309,553)	(13,410,343)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(712,136)	(2,978,929)
Change in net assets	(2,958,689)	(1,132,289)
Net Assets:
Beginning of period	69,611,634	70,743,923
End of period	$66,652,945	$69,611,634
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information
10

Notes to Financial Statements
June 30, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Insurance Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Federated Hermes Fund for U.S. Government Securities II (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts. The investment objective of the Fund is to provide current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information
11

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense waiver of $72,968 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based
Semi-Annual Financial Statements and Additional Information
12

upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $6,973,369 and $553,268, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of June 30, 2026, the Fund had no outstanding securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$(6,328)*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(125,052)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$18,066
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Financial Statements and Additional Information
13

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2026	Year Ended 12/31/2025
Shares sold	327,534	837,910
Shares issued to shareholders in payment of distributions declared	291,361	312,801
Shares redeemed	(691,205)	(1,476,634)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(72,310)	(325,923)
4. FEDERAL TAX INFORMATION
At June 30, 2026, the cost of investments for federal tax purposes was $66,596,596. The net unrealized depreciation of investments for federal tax purposes was $314,757. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $636,202 and unrealized depreciation from investments for those securities having an excess of cost over value of $950,959. The amounts presented are inclusive of derivative contracts.
As of December 31, 2025, the Fund had a capital loss carryforward of $13,686,223 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$5,134,891	$8,551,332	$13,686,223
At December 31, 2025, for federal income tax purposes, the Fund had $452 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended June 30, 2026, the Adviser voluntarily waived $72,968 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2026, the annualized fee paid to FAS was 0.082% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 0.78% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) May 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Semi-Annual Financial Statements and Additional Information
14

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2026, were as follows:
Purchases	$—
Sales	$157,581
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $400,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 16, 2026. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2026, the Fund had no outstanding loans. During the six months ended June 30, 2026, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2026, there were no outstanding loans. During the six months ended June 30, 2026, the program was not utilized.
9. Operating Segments
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly, expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information
15

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Fund for U.S. Government Securities II (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information
16

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information
17

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that the Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2025. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Financial Statements and Additional Information
18

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s contractual advisory fee rate and other expenses relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Semi-Annual Financial Statements and Additional Information
19

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information
20

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313916207
G00433-01 (8/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: Not Applicable.

Federated Hermes High Income Bond Fund II: Not Applicable.

Federated Hermes Kaufmann Fund II: Not Applicable.

Federated Hermes Managed Volatility Fund II: Not Applicable.

Federated Hermes Quality Bond Fund II: Not Applicable.

Federated Hermes Fund for U.S. Government Securities II: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Government Money Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Government Money Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes High Income Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Kaufmann Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Managed Volatility Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Quality Bond Fund II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Fund for U.S. Government Securities II: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Insurance Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 14, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Paul A. Uhlman
Paul A. Uhlman, President - Principal Executive Officer

Date:  August 14, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  August 14, 2026